Tax Exempt Funds

National Tax Exempt Funds

     Insured Tax Exempt
     Insured Tax Exempt II
Single State Tax Exempt Funds

• California INSURED
• connecticut
• massachusetts
• michigan
• minnesota
• new Jersey
• new York INSURED
• north Carolina
• ohio
• oregon
• pennsylvania
• VirginIA

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

the date of this

P R O S P E C T U S

is may 1, 2009

Supplemented as of May 26, 2009

CONTENTS

INTRODUCTION	1
FUND DESCRIPTIONS	2
NATIONAL TAX EXEMPT FUNDS	2
Insured Tax Exempt Fund	2
Insured Tax Exempt Fund II	9
SINGLE STATE TAX EXEMPT FUNDS	16

California Insured	Minnesota	Ohio
Connecticut	New Jersey	Oregon
Massachusetts	New York Insured	Pennsylvania
Michigan	North Carolina	Virginia

FUND MANAGEMENT	39
BUYING AND SELLING SHARES	40
How and when do the Funds price their shares?	40
How do I open an account?	41
What about accounts with multiple owners or representatives?	41
How do I make subsequent transactions?	42
How are transactions processed?	43
What are the sales charges?	45
Are sales charge discounts and waivers available?	47
What are the Funds’ policies on frequent trading in the shares of the Funds?	50
ACCOUNT POLICIES	52
What about dividends and capital gain distributions?	52
What about taxes?	52
What if my account falls below the minimum account requirement?	53
Householding policy	53
Other account privileges and policies	53
Financial Highlights	54
National Tax Exempt Funds	55
Insured Tax Exempt Fund	55
Insured Tax Exempt Fund II	57
Single State Tax Exempt Funds	59

California Insured	Minnesota	Ohio
Connecticut	New Jersey	Oregon
Massachusetts	New York Insured	Pennsylvania
Michigan	North Carolina	Virginia

INTRODUCTION

This prospectus describes the First Investors Funds that invest primarily in tax exempt municipal securities.

Each individual Fund description in this prospectus provides an explanation of the Fund’s objectives, principal investment strategies and risks, performance, fees and expenses. To help you decide which Funds may be right for you, we have included in each section examples of who should consider buying the Fund.

If you are interested in a municipal bond fund that diversifies its assets nationally among bonds of different states, you should consider the Insured Tax Exempt Fund or Insured Tax Exempt Fund II. If you are interested in a municipal bond fund that invests primarily in the bonds of a single state, you should consider one of our Single State Tax Exempt Funds.

None of the Funds in this prospectus pursues a primary strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete investment program should include each of these asset classes. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstance or other events.

FUND DESCRIPTIONS

NATIONAL TAX EXEMPT FUNDS

Insured Tax Exempt Fund

What are the Insured Tax Exempt Fund’s objective, principal investment strategies, and principal risks?

Objective:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT. Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT. This is a fundamental investment policy that can only be changed by shareholder approval.

Municipal securities are bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal. The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Fund. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Fund invests in uninsured securities, it will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Fund’s Adviser to be of investment grade quality.

The Fund generally pursues its objective of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if the Fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to increase income, hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Fund will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Fund generally takes taxes into consideration in deciding whether to sell an investment. Thus, the Fund may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO. When the Fund is so invested, it may not achieve its investment objective.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the Insured Tax Exempt Fund:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Fund invests in long-term municipal bonds, the Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Fund buys may give the issuer the option to “call” or redeem these investments before their maturity dates. If investments mature or are “called” during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by the Fund are insured. Many companies that insure municipal securities have also written insurance on mortgage related securities, including subprime mortgage securities and other types of higher risk securities. The exposure of these companies to mortgage related securities and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings. Some insurers had their credit ratings downgraded and/or have been put on credit watches. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well. While the Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell or value due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal

Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Fund may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Insured Tax Exempt Fund?

The Insured Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

•	Are seeking a relatively conservative investment which provides a high degree of credit quality,

•	Are seeking income that is exempt from federal income tax, including the AMT,

•	Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

•	Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund is generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts. Different tax rules apply to corporations and other entities.

How has the Insured Tax Exempt Fund performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended

December 31. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

Insured Tax Exempt Fund

During the periods shown, the highest quarterly return was 5.50% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.13% (for the quarter ended September 30, 2008).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.47%	0.82%	2.96%
Return After Taxes on Distributions	-6.49%	0.71%	2.80%
Return After Taxes on Distributions and Sale of Fund Shares	-2.78%	1.09%	2.98%
Class B Shares
Return Before Taxes	-5.17%	0.98%	2.97%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Insured Tax Exempt Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses (2)
Class A Shares	0.59%	0.30%	0.13%	1.02%
Class B Shares	0.59%	1.00%	0.13%	1.72%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.53% for the Fund’s Class A shares and Class B shares for the fiscal year ending December 31, 2009. The Board may change or eliminate this fee waiver at any time. For the fiscal year ended December 31, 2008, the Adviser waived Management Fees in the amount of 0.06% and, as a result, the Fund’s net expenses were 0.96% for Class A shares and 1.66% for Class B shares.

(2) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$667	$875	$1,100	$1,746
Class B shares	$569	$836	$1,128	$1,840*
If you do not redeem your shares:
Class A shares	$667	$875	$1,100	$1,746
Class B shares	$169	$536	$928	$1,840*

* Assumes conversion to Class A shares eight years after purchase.

Insured Tax Exempt Fund II

What are the Insured Tax Exempt Fund II’s objectives, principal investment strategies, and principal risks?

Objectives:

The Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and, secondarily, total return.

Principal Investment Strategies:

The Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from federal income tax, including the AMT. Under normal circumstances, at least 80% of the Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT. This is a fundamental investment policy that can only be changed by shareholder approval.

Municipal securities are bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and U.S. territories, rather than concentrating in bonds of a particular state or municipality.

The Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal. The Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Fund. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

To the extent the Fund invests in uninsured securities, it will generally restrict such investments to securities that are rated, at the time of purchase, as investment grade by at least one NRSRO or that are unrated but are determined by the Fund’s Adviser to be of investment grade quality.

The Fund generally pursues its objective of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Fund may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with its investment objective, the Fund may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Fund may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if the Fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

The Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Fund may also invest in derivative securities, including inverse floaters and interest rate swaps, to increase income, hedge against changes in interest rates or to enhance potential return. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Fund considers, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Fund may sell a security for a variety of reasons, including to adjust the Fund's duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Fund will not necessarily sell an investment if its rating or the rating of a company that insures the security is reduced or there is a default by the issuer. The Fund generally takes taxes into consideration in deciding whether to sell an investment. Thus, the Fund may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Fund seeks total return through actively trading to take advantage of relative value opportunities in the municipal bond market. As a result, the Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return and yield for the Fund.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO. When the Fund is so invested, it may not achieve its investment objectives.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the Insured Tax Exempt Fund II:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Fund invests in long-term municipal bonds, the Fund's net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Fund buys may give the issuer the option to “call” or redeem these investments before their maturity dates. If investments mature or are “called” during a time of declining interest rates, the Fund will have to reinvest the proceeds in investments offering lower yields. The Fund also invests in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by the Fund are insured. Many companies that insure municipal securities have also written insurance on mortgage related securities, including subprime mortgage securities and other types of higher risk securities. The exposure of these companies to mortgage related securities and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings. Some insurers had their credit ratings downgraded and/or have been put on credit watches. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may increase the credit safety of investments held by the Fund, it decreases the Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Market Risk:

The Fund is subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well. While the Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell or value due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Fund may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying the Insured Tax Exempt Fund II?

The Insured Tax Exempt Fund II may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

•	Are seeking a relatively conservative investment which provides a high degree of credit quality,

•	Are seeking income that is exempt from federal income tax, including the AMT,

•	Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility to achieve this goal, and

•	Have a long-term investment horizon and are able to ride out market cycles.

The Insured Tax Exempt Fund II is generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts. Different tax rules apply to corporations and other entities.

How has the Insured Tax Exempt Fund II performed?

The following information shows how the Fund’s performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart presented below shows the annual total returns of the Fund’s Class A shares over the past ten calendar years ended December 31. The Fund also has Class B shares. The performance of Class B shares differs from the performance of Class A shares only to the extent that they do not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

Insured Tax Exempt Fund II

During the periods shown, the highest quarterly return was 6.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -5.33% (for the quarter ended September 30, 2008).

The following table shows the average annual total returns for the Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	Class A (10 Years)	Class B (Life of Class*)
Class A Shares
Return Before Taxes	-6.68%	1.66%	4.16%	N/A
Return After Taxes on Distributions	-6.68%	1.47%	3.84%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-3.16%	1.70%	3.86%	N/A
Class B Shares
Return Before Taxes	-5.51%	1.76%	N/A	3.93%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)**	-3.95%	2.68%	4.40%	4.31%

* Class B shares commenced operations on 12/18/00. The return shown for the Index is for the period 12/31/00 to 12/31/08.
** The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Insured Tax Exempt Fund II?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees in excess of 0.53% for the Fund’s Class A shares and Class B shares for the fiscal year ending December 31, 2009. The Board may change or eliminate this fee waiver at any time. For the fiscal year ended December 31, 2008, the Adviser waived Management Fees in the amount of 0.07% and, as a result, the Fund’s net expenses were 1.01% for Class A shares and 1.71% for Class B shares.

(2) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
If you do not redeem your shares:
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*

* Assumes conversion to Class A shares eight years after purchase.

Single State Tax Exempt Funds

What are the Single State Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The California Insured, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York Insured, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Tax Exempt Funds (collectively, the “Single State Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund. Under normal circumstances, at least 80% of each Fund's net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT. This is a fundamental investment policy that can only be changed by shareholder approval.

Municipal securities are bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state. For example, the New York Insured Tax Exempt Fund generally invests in New York bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on. However, each Fund, other than the Minnesota Tax Exempt Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Tax Exempt Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Insured Tax Exempt Fund would also be exempt from New York City tax.

The California Insured and New York Insured Tax Exempt Funds generally invest in municipal securities that are insured as to the timely payment of interest and principal. The Funds may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Funds.

Under normal circumstances, the California Insured and New York Insured Tax Exempt Funds will each invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Funds.

The California Insured and New York Insured Tax Exempt Funds will provide shareholders with at least 60 days notice before changing this 80% policy.

The remaining Single State Tax Exempt Funds do not have an investment policy to invest in insured municipal securities. However, they will purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

To the extent that any of the Single State Tax Exempt Funds invest in uninsured municipal securities, they will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one NRSRO, such as Moody's, S&P, or Fitch; or (b) if unrated, are determined by the Fund’s Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more ("long-term" municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond's sensitivity to changes in interest rates. For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to increase income, hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer. The Funds generally take taxes into consideration in deciding whether to sell an investment. Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO. When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the Single State Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Funds invest in long-term municipal bonds, each Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates. If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured. Many companies that insure municipal securities have also written insurance on mortgage related securities, including subprime mortgage securities and other types of higher risk securities. The exposure of these companies to mortgage related securities and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings. Some insurers had their credit ratings downgraded and/or have been put on credit watches. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well. While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell or value due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should consider buying a Single State Tax Exempt Fund?

A Single State Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

•	Are seeking a relatively conservative investment which provides a high degree of credit quality,

•	Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

•	Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

•	Have a long-term investment horizon and are able to ride out market cycles.

The Single State Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts. Different tax rules apply to corporations and other entities.

How have the Single State Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

California Insured

During the periods shown, the highest quarterly return was 6.64% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.71% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-9.00%	0.73%	3.20%
Return After Taxes on Distributions	-9.02%	0.56%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares	-4.51%	0.97%	3.16%
Class B Shares
Return Before Taxes	-7.93%	0.84%	3.18%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Connecticut

During the periods shown, the highest quarterly return was 5.05% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.65% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.71%	0.96%	3.09%
Return After Taxes on Distributions	-7.71%	0.86%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares	-3.75%	1.19%	3.12%
Class B Shares
Return Before Taxes	-6.49%	1.09%	3.07%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Massachusetts

During the periods shown, the highest quarterly return was 5.18% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.48% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-8.51%	0.44%	3.00%
Return After Taxes on Distributions	-8.52%	0.32%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	-4.17%	0.75%	3.03%
Class B Shares
Return Before Taxes	-7.30%	0.58%	2.98%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Michigan

During the periods shown, the highest quarterly return was 5.25% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.75% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.05%	0.75%	2.97%
Return After Taxes on Distributions	-7.05%	0.56%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	-3.25%	0.98%	2.97%
Class B Shares
Return Before Taxes	-5.78%	0.87%	2.95%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Minnesota

During the periods shown, the highest quarterly return was 4.49% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.94% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.28%	1.44%	3.48%
Return After Taxes on Distributions	-5.28%	1.44%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	-2.12%	1.68%	3.54%
Class B Shares
Return Before Taxes	-4.03%	1.55%	3.47%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

New Jersey

During the periods shown, the highest quarterly return was 5.39% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.09% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.61%	0.88%	3.01%
Return After Taxes on Distributions	-6.64%	0.79%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares	-3.01%	1.13%	3.03%
Class B Shares
Return Before Taxes	-5.45%	0.97%	2.98%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

New York Insured

During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.66% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.11%	0.71%	2.92%
Return After Taxes on Distributions	-7.11%	0.71%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	-3.34%	1.05%	2.97%
Class B Shares
Return Before Taxes	-5.94%	0.82%	2.92%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

North Carolina

During the periods shown, the highest quarterly return was 5.19% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.33% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.37%	1.23%	3.49%
Return After Taxes on Distributions	-6.38%	1.09%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-2.84%	1.38%	3.46%
Class B Shares
Return Before Taxes	-5.16%	1.34%	3.48%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Ohio

During the periods shown, the highest quarterly return was 5.47% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.74% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.65%	1.18%	3.44%
Return After Taxes on Distributions	-5.70%	1.11%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	-2.33%	1.41%	3.41%
Class B Shares
Return Before Taxes	-4.44%	1.29%	3.41%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Oregon

During the periods shown, the highest quarterly return was 5.24% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.40% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.90%	0.93%	3.17%
Return After Taxes on Distributions	-6.90%	0.85%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	-3.26%	1.16%	3.20%
Class B Shares
Return Before Taxes	-5.72%	1.03%	3.14%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Pennsylvania

During the periods shown, the highest quarterly return was 5.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.38% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.55%	1.15%	3.34%
Return After Taxes on Distributions	-5.57%	0.95%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	-2.29%	1.29%	3.27%
Class B Shares
Return Before Taxes	-4.30%	1.27%	3.32%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

Virginia

During the periods shown, the highest quarterly return was 5.10% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.11% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.44%	0.98%	3.17%
Return After Taxes on Distributions	-6.44%	0.81%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	1.16%	3.15%
Class B Shares
Return Before Taxes	-5.20%	1.10%	3.14%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

What are the fees and expenses of the Single State Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service(12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)
California Insured Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
Connecticut Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
Massachusetts Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%
Class B Shares	0.60%	1.00%	0.21%	1.81%
Michigan Fund
Class A Shares	0.60%	0.30%	0.20%	1.10%
Class B Shares	0.60%	1.00%	0.20%	1.80%
Minnesota Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%
Class B Shares	0.60%	1.00%	0.21%	1.81%
New Jersey Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)
New York Insured Fund
Class A Shares	0.60%	0.30%	0.14%	1.04%
Class B Shares	0.60%	1.00%	0.14%	1.74%
North Carolina Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%
Ohio Fund
Class A Shares	0.60%	0.30%	0.20%	1.10%
Class B Shares	0.60%	1.00%	0.20%	1.80%
Oregon Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%
Pennsylvania Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
Virginia Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%

(1) The Adviser has voluntarily agreed to waive Management Fees in excess of 0.53% for each Fund’s Class A shares and Class B shares for the fiscal year ending December 31, 2009. The Adviser may change or eliminate these fee waivers at any time. The Adviser waived Management Fees for the fiscal year ended December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceeded for Class A shares of 0.86% for California Insured Fund, 0.91% for Connecticut Fund, 0.76% for Massachusetts Fund, 0.91% for Michigan Fund, 0.68% for Minnesota Fund, 0.96% for New Jersey Fund, 0.76% for North Carolina Fund, 0.76% for Ohio Fund, 0.91% for Oregon Fund, 0.90% for Pennsylvania Fund, and 0.91% for Virginia Fund and exceeded for Class B shares of 1.56% for California Insured Fund, 1.61% for Connecticut Fund, 1.46% for Massachusetts Fund, 1.61% for Michigan Fund, 1.38% for Minnesota Fund, 1.66% for New Jersey Fund, 1.46% for North Carolina Fund, 1.46% for Ohio Fund, 1.61% for Oregon Fund, 1.60% for Pennsylvania Fund, and 1.61% for Virginia Fund. For the New York Insured Fund, the Adviser waived Management Fees for the fiscal year ended December 31, 2008 in excess of 0.53% and, as a result, the Fund’s net expenses were 0.97% for Class A shares and 1.67% for Class B shares.

(2) Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
California Insured Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
Connecticut Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
Massachusetts Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$577	$863	$1,173	$1,937*
Michigan Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$576	$860	$1,168	$1,926*
Minnesota Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$577	$863	$1,173	$1,937*
New Jersey Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
New York Insured Fund
Class A shares	$668	$880	$1,110	$1,767
Class B shares	$570	$841	$1,137	$1,861*
North Carolina Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*
Ohio Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$576	$860	$1,168	$1,926*

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Oregon Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*
Pennsylvania Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
Virginia Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*

* Assumes conversion to Class A shares eight years after purchase.

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
California Insured Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
Connecticut Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
Massachusetts Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$177	$563	$973	$1,937*
Michigan Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$176	$560	$968	$1,926*
Minnesota Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$177	$563	$973	$1,937*
New Jersey Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*

	One Year	Three Years	Five Years	Ten Years
New York Insured Fund
Class A shares	$668	$880	$1,110	$1,767
Class B shares	$170	$541	$937	$1,861*
North Carolina Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*
Ohio Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$176	$560	$968	$1,926*
Oregon Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*
Pennsylvania Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
Virginia Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*

* Assumes conversion to Class A shares eight years after purchase.

FUND MANAGEMENT

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 110 Wall Street, New York, NY 10005. As of December 31, 2008, FIMCO served as investment adviser to 39 mutual funds or series of funds with total net assets of approximately $5.5 billion. FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2008, FIMCO received advisory fees, net of waiver (if any), as follows: 0.53% of average daily net assets for Insured Tax Exempt Fund; 0.53% of average daily net assets for Insured Tax Exempt Fund II; 0.38% of average daily net assets for California Insured Fund; 0.43% of average daily net assets for Connecticut Fund; 0.25% of average daily net assets for Massachusetts Fund; 0.40% of average daily net assets for Michigan Fund; 0.17% of average daily net assets for Minnesota Fund; 0.47% of average daily net assets for New Jersey Fund; 0.53% of average daily net assets for New York Insured Fund; 0.28% of average daily net assets for North Carolina Fund; 0.26% of average daily net assets for Ohio Fund; 0.42% of average daily net assets for Oregon Fund; 0.43% of average daily net assets for Pennsylvania Fund; and 0.42% of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of each of the Funds since 1991, except for those Funds that were formed after 1991, in which case he has been the Portfolio Manager since their inception. Mr. Wagner also serves as a Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2008.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In the event that a subadviser is added or modified, the prospectus will be supplemented.

BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds. The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”). Your Representative will help you complete the necessary paperwork. The minimum Fund account size is $1000 for a non-retirement account and $500 for a Roth or Traditional IRA account. The Funds offer lower initial minimum investment requirements for certain types of accounts and will waive the minimum account requirement if you use a systematic investment program. The Funds offer a variety of different registration options, including individual, joint, and trust registrations. The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”). The SAI is available free of charge by calling
1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

If you are a new customer, to comply with USA PATRIOT Act, the Funds are required to obtain certain information about you before we can open your account (including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), and citizenship status). We must also attempt to verify your identity using this information. If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of 90 days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction. For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (d) change the address of record on the account. The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected). The principle of “notice to one is notice to all” applies. Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one tenant owner. If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges. Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons. We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected). We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account. If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives. You should be aware that this could cause you to incur delays, potential market losses, and additional expenses. You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under the Funds’ policies. The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases, redemptions and exchanges into other Funds on any Business Day. The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account. If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions since we can only accept instructions from your financial intermediary.

1. Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other Funds in our fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative. He or she will handle your transaction for you and tell you what paperwork, if any, is required. Written signature guaranteed instructions and other paperwork may be required for certain types of transactions. See our Signature Guarantee Policies and other requirements below.

2. Contact the Funds directly through their transfer agent.

You can also buy, sell, or exchange shares of our Funds by contacting the Funds directly through their transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026. You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing. Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption. The Funds do not generally accept transaction instructions via
e-mail, fax, or other electronic means.

To confirm that telephone instructions are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected). The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers. It is your responsibility to decline telephone privileges if you do not want them. You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them. This will not affect your ability to place telephone orders through your Representative. However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone. This may cause you to incur delays, potential market losses, and costs. Additional information about telephone privileges is included in the Funds’ SAI.

3. Signature Guarantee Policies and Other Requirements.

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed). The Fund may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations. These are described in the Funds’ SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file. For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust. Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator. The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer. There is no sales charge on an exchange. However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI. The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day's NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption. If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day's offering price.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 12 days from the date of purchase).

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash. To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below. Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”), as described below.

Class A Shares*
Your investment	Sales Charge as a percentage of offering price**	Sales Charge as a percentage of net amount invested**
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0***	0***

* If you were a shareholder of the Insured Tax Exempt Fund II prior to December 18, 2000, you will continue to be able to purchase additional Class A shares of the Fund at a lower sales charge which was then in effect for as long as you maintain your investment in the Fund – that is, a sales charge (expressed as a percentage of offering price) of 4.75% on investments of less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

** Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

*** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances. As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

By contrast, Class B shares are sold at net asset value without any initial sales charge. However, you generally pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below. Class B shares convert to Class A shares after eight years.

Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares. The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit. Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as asset-based sales charges. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts and waivers available?

A. Rights of Accumulation and Letters of Intention.

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount. Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer. For purposes of our LOI policies, spouse is broadly defined to include common law and life partners. Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period. You must use our LOI Agreement Form to designate any additional person(s) you wish to cover and the amount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account or transfers a covered account to someone outside of the LOI group before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

•	You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

•	You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

•	Although you may exchange all your shares among the Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI. For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI. Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

Additional information about our ROA and LOI policies is included in the Funds’ SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1.    By a current registered representative, employee, officer, director, or trustee of the Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their account at FIC (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as “Associate Accounts.”

2.     By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3.     By an employee of a subadviser of a Fund who is identified in the prospectus as a portfolio manager of the Fund.

4.     When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

5.     When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

6.     When Class A share systematic withdrawal plan payments from one Fund account, other than the Cash Management Fund, are automatically invested into shares of another Fund account in the same class of shares for the same customer account. Class A shares of the Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

7.     When loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

8.     When a qualified group retirement plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds back into the same plan from another Fund on which a sales charge or CDSC was paid. *

9.     By a qualified group retirement plan with 100 or more eligible employees or $1,000,000 or more in assets within Funds. *

10.   In amounts of $1 million or more. *

11.   By individuals under a LOI or ROA of $1 million or more. *

12.   When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

13.   When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

14.   When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge. This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge. You must notify us in writing that you are eligible for the reinstatement privilege. Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

15.   When you are making an investment in a First Investors individual 403(b) mutual fund custodial account on which FIC is the broker-dealer of record via a direct contract exchange or transfer from any other individual 403(b) mutual fund custodial account.

* For items 8 through 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund. If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception. If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund. In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such shares. This account will not be entitled to draft check or expedited redemption privileges.

Sales charge waivers and discounts are also available for participants in certain retirement programs and certain other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1.    Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2.     Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

3.    Distributions from employee benefit plans due to plan termination.

4.    Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5.    Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6.    Redemptions by the Fund when the account falls below the minimum account balance.

7.    Redemptions to pay account fees.

8.    Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years. Free shares not subject to a CDSC will be redeemed first.

9.    When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

10.   When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

11.    If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account. The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:

•	Reinvestments of systematic withdrawal amounts;

•	Automated payments such as Money Line and API;

•	Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

•	Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

•	Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.

Additional information about sales charge waivers and discounts is included in the Funds’ SAI.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

In the case of all the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

ACCOUNT POLICIES

What about dividends and capital gain distributions?

The Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and each Single State Tax Exempt Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year. Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ SAI. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Single State Tax Exempt Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. The Funds will give you sixty (60) days notice before taking such action. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this sixty (60) day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of the Funds to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all family members within a single household who share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically request that separate copies of such documents be mailed to you. In such case, you will receive your own copies. It is the policy of the Funds to mail confirmations and account statements separately to each customer who resides at the same address. The Funds will, however, mail quarterly statements for different customers who reside at the same address in one envelope if each customer consents to this procedure. We are not responsible for any losses that result from your use of this procedure. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration. These privileges are described in the Funds’ SAI. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice. TOD accounts are administered in accordance with First Investors TOD Guidelines. These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

Financial Highlights

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.firstinvestors.com.

NATIONAL TAX EXEMPT FUNDS

Insured Tax Exempt Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$10.42	$.418	$(.169)	$.249	$.419	$—	$.419
2005	10.25	.409	(.236)	.173	.408	.025	.433
2006	9.99	.411	(.079)	.332	.408	.054	.462
2007	9.86	.412	(.094)	.318	.408	—	.408
2008	9.77	.417	(.488)	(.071)	.413	.006	.419
CLASS B
2004	$10.40	$.336	$(.159)	$.177	$.347	$—	$.347
2005	10.23	.329	(.228)	.101	.336	.025	.361
2006	9.97	.327	(.067)	.260	.336	.054	.390
2007	9.84	.403	(.156)	.247	.337	—	.337
2008	9.75	.351	(.483)	(.132)	.342	.006	.348
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
a	Ratios include 0.11% of interest expense and fees, which is not an operating expense.
b	Ratios include 0.08% of interest expense and fees, which is not an operating expense.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$10.25	2.47	$824,507	1.01	1.01	4.08	1.15	3.94	27
9.99	1.72	759,815	1.01	1.01	4.02	1.13	3.90	24
9.86	3.41	704,319	1.10[a]	1.10[a]	4.14	1.14[a]	4.10	22
9.77	3.32	723,211	1.04[b]	1.04[b]	4.20	1.10[b]	4.14	38
9.28	(.73)	678,260.96		.96	4.38	1.02	4.32	50
CLASS B
$10.23	1.76	$3,588	1.74	1.74	3.35	1.88	3.21	27
9.97	1.00	3,073	1.74	1.74	3.29	1.86	3.17	24
9.84	2.66	2,502	1.83[a]	1.83[a]	3.41	1.87[a]	3.37	22
9.75	2.58	7,866	1.74[b]	1.74[b]	3.50	1.80[b]	3.44	38
9.27	(1.36)	6,981	1.66	1.66	3.68	1.72	3.62	50

Insured Tax Exempt Fund II

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions From
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$15.41	$.535	$.123	$.658	$.531	$.117	$.648
2005	15.42	.523	.050	.573	.523	.140	.663
2006	15.33	.532	.192	.724	.538	.136	.674
2007	15.38	.528	(.155)	.373	.523	—	.523
2008	15.23	.551	(.702)	(.151)	.539	—	.539
CLASS B
2004	$15.40	$.419	$.129	$.548	$.411	$.117	$.528
2005	15.42	.408	.045	.453	.403	.140	.543
2006	15.33	.419	.185	.604	.418	.136	.554
2007	15.38	.425	(.162)	.263	.413	—	.413
2008	15.23	.455	(.712)	(.257)	.433	—	.433
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return			Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$15.42	4.36	$83,555	1.00	1.01	3.47	1.46	3.01	115
15.33	3.77	101,741	1.00	1.01	3.37	1.46	2.91	114
15.38	4.82	115,234	1.00	1.01	3.47	1.18	3.29	112
15.23	2.49	116,011.99		1.00	3.47	1.07	3.39	118
14.54	(.98)	125,623	1.00	1.01	3.72	1.08	3.65	146
CLASS B
$15.42	3.62	$16,439	1.75	1.76	2.72	2.21	2.26	115
15.33	2.97	16,091	1.75	1.76	2.62	2.21	2.16	114
15.38	4.01	13,781	1.75	1.76	2.72	1.93	2.54	112
15.23	1.75	11,159	1.69	1.70	2.77	1.77	2.69	118
14.54	(1.69)	8,433	1.70	1.71	3.02	1.78	2.95	146

Single State Tax Exempt Funds

California INSURED Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.51	$.480	$.002	$.482	$.472	$—	$.472
2005	12.52	.474	(.151)	.323	.480	.173	.653
2006	12.19	.470	.027	.497	.461	.056	.517
2007	12.17	.467	(.162)	.305	.470	.025	.495
2008	11.98	.476	(.882)	(.406)	.475	.009	.484
CLASS B
2004	$12.51	$.388	$(.002)	$.386	$.376	$—	$.376
2005	12.52	.384	(.147)	.237	.384	.173	.557
2006	12.20	.387	.011	.398	.372	.056	.428
2007	12.17	.395	(.165)	.230	.385	.025	.410
2008	11.99	.410	(.909)	(.499)	.392	.009	.401
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.52	3.96	$25,873.85		.86	3.86	1.16	3.55	30
12.19	2.63	26,536.85		.86	3.81	1.17	3.49	59
12.17	4.16	26,592.85		.86	3.84	1.07	3.62	30
11.98	2.56	25,669.85		.87	3.89	1.06	3.68	49
11.09	(3.46)	25,264.85		.86	4.09	1.08	3.87	65
CLASS B
$12.52	3.15	$3,046	1.60	1.61	3.11	1.91	2.80	30
12.20	1.92	2,571	1.60	1.61	3.06	1.92	2.74	59
12.17	3.32	1,899	1.60	1.61	3.09	1.82	2.87	30
11.99	1.93	1,375	1.55	1.57	3.19	1.76	2.98	49
11.09	(4.23)	953	1.55	1.56	3.39	1.78	3.17	65

Connecticut Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.53	$.533	$(.037)	$.496	$.526	$—	$.526
2005	13.50	.515	(.186)	.329	.521	.068	.589
2006	13.24	.498	(.002)	.496	.501	.045	.546
2007	13.19	.488	(.107)	.381	.481	—	.481
2008	13.09	.499	(.766)	(.267)	.493	—	.493
CLASS B
2004	$13.52	$.434	$(.034)	$.400	$.430	$—	$.430
2005	13.49	.414	(.191)	.223	.425	.068	.493
2006	13.22	.398	(.008)	.390	.405	.045	.450
2007	13.16	.394	(.096)	.298	.388	—	.388
2008	13.07	.408	(.759)	(.351)	.399	—	.399
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.50	3.76	$32,130.85		.86	3.97	1.18	3.64	45
13.24	2.48	34,186.85		.86	3.84	1.18	3.51	38
13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55
CLASS B
$13.49	3.02	$4,975	1.60	1.61	3.22	1.93	2.89	45
13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55

Massachusetts Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.24	$.465	$(.139)	$.326	$.466	$—	$.466
2005	12.10	.465	(.195)	.270	.456	.044	.500
2006	11.87	.467	(.070)	.397	.462	.055	.517
2007	11.75	.462	(.141)	.321	.468	.033	.501
2008	11.57	.463	(.789)	(.326)	.468	.006	.474
CLASS B
2004	$12.24	$.375	$(.135)	$.240	$.370	$—	$.370
2005	12.11	.379	(.197)	.182	.368	.044	.412
2006	11.88	.386	(.074)	.312	.377	.055	.432
2007	11.76	.390	(.151)	.239	.386	.033	.419
2008	11.58	.388	(.793)	(.405)	.389	.006	.395
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.10	2.74	$25,329.85		.85	3.85	1.19	3.51	29
11.87	2.27	23,220.85		.86	3.85	1.22	3.48	27
11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39
CLASS B
$12.11	2.01	$3,623	1.60	1.60	3.10	1.94	2.76	29
11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39

Michigan Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.03	$.523	$(.240)	$.283	$.526	$.007	$.533
2005	12.78	.523	(.224)	.299	.494	.235	.729
2006	12.35	.487	(.044)	.443	.503	.080	.583
2007	12.21	.479	(.139)	.340	.480	—	.480
2008	12.07	.479	(.641)	(.162)	.478	—	.478
CLASS B
2004	$13.01	$.425	$(.238)	$.187	$.430	$.007	$.437
2005	12.76	.426	(.223)	.203	.398	.235	.633
2006	12.33	.393	(.046)	.347	.407	.080	.487
2007	12.19	.394	(.141)	.253	.393	—	.393
2008	12.05	.399	(.637)	(.238)	.392	—	.392
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.78	2.25	$35,869.90		.90	4.07	1.19	3.78	23
12.35	2.38	32,325.90		.91	4.10	1.20	3.80	36
12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31
CLASS B
$12.76	1.48	$2,302	1.65	1.65	3.32	1.94	3.03	23
12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31

Minnesota Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.17	$.496	$(.091)	$.405	$.495	—	$.495
2005	12.08	.483	(.231)	.252	.492	—	.492
2006	11.84	.472	.009	.481	.471	—	.471
2007	11.85	.460	(.112)	.348	.458	—	.458
2008	11.74	.457	(.400)	.057	.457	—	.457
CLASS B
2004	$12.18	$.408	$(.089)	$.319	$.399	—	$.399
2005	12.10	.405	(.240)	.165	.405	—	.405
2006	11.86	.388	(.002)	.386	.386	—	.386
2007	11.86	.382	(.116)	.266	.376	—	.376
2008	11.75	.395	(.417)	(.022)	.378	—	.378
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.08	3.42	$14,287.60		.61	4.12	1.24	3.48	18
11.84	2.13	15,420.60		.62	4.03	1.25	3.38	31
11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
11.34	.53	19,104.67		.68	4.00	1.11	3.57	25
CLASS B
$12.10	2.68	$1,122	1.35	1.36	3.37	1.99	2.73	18
11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25

New Jersey Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.30	$.518	$(.184)	$.334	$.514	$—	$.514
2005	13.12	.494	(.186)	.308	.498	—	.498
2006	12.93	.484	(.033)	.451	.480	.071	.551
2007	12.83	.483	(.131)	.352	.484	.068	.552
2008	12.63	.484	(.599)	(.115)	.484	.011	.495
CLASS B
2004	$13.27	$.418	$(.192)	$.226	$.406	$—	$.406
2005	13.09	.395	(.185)	.210	.390	—	.390
2006	12.91	.388	(.033)	.355	.374	.071	.445
2007	12.82	.395	(.134)	.261	.393	.068	.461
2008	12.62	.406	(.515)	(.109)	.394	.107	.501
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.12	2.59	$63,235.95		.95	3.95	1.15	3.75	28
12.93	2.39	61,161.95		.96	3.79	1.16	3.58	40
12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37
CLASS B
$13.09	1.75	$6,514	1.70	1.70	3.20	1.90	3.00	28
12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37

New York INSURED Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$14.83	$.570	$(.219)	$.351	$.581	—	$.581
2005	14.60	.536	(.225)	.311	.541	—	.541
2006	14.37	.543	(.044)	.499	.539	—	.539
2007	14.33	.536	(.136)	.400	.540	—	.540
2008	14.19	.543	(.742)	(.199)	.541	—	.541
CLASS B
2004	$14.81	$.460	$(.217)	$.243	$.473	—	$.473
2005	14.58	.427	(.224)	.203	.433	—	.433
2006	14.35	.434	(.043)	.391	.431	—	.431
2007	14.31	.435	(.127)	.308	.438	—	.438
2008	14.18	.443	(.744)	(.301)	.439	—	.439
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$14.60	2.44	$177,975.97		.98	3.88	1.13	3.73	30
14.37	2.16	169,787.98		.99	3.70	1.14	3.55	49
14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42
CLASS B
$14.58	1.69	$7,613	1.72	1.73	3.13	1.88	2.98	30
14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42

North Carolina Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.63	$.530	$(.108)	$.422	$.522	$—	$.522
2005	13.53	.522	(.173)	.349	.528	.051	.579
2006	13.30	.512	.035	.547	.506	.071	.577
2007	13.27	.504	(.131)	.373	.504	.019	.523
2008	13.12	.511	(.601)	(.090)	.506	.004	.510
CLASS B
2004	$13.63	$.429	$(.103)	$.326	$.426	$—	$.426
2005	13.53	.422	(.179)	.243	.432	.051	.483
2006	13.29	.411	.039	.450	.409	.071	.480
2007	13.26	.410	(.133)	.277	.408	.019	.427
2008	13.11	.421	(.597)	(.176)	.410	.004	.414
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.53	3.18	$21,430.75		.76	3.94	1.20	3.49	59
13.30	2.62	22,561.75		.77	3.88	1.20	3.43	22
13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46
CLASS B
$13.53	2.45	$4,375	1.50	1.51	3.19	1.95	2.74	59
13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46

OHIO Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.95	$.517	$(.187)	$.330	$.510	$—	$.510
2005	12.77	.510	(.264)	.246	.516	—	.516
2006	12.50	.504	(.032)	.472	.506	.026	.532
2007	12.44	.488	(.074)	.414	.492	.062	.554
2008	12.30	.492	(.483)	.009	.487	.022	.509
CLASS B
2004	$12.96	$.422	$(.198)	$.224	$.414	$—	$.414
2005	12.77	.416	(.256)	.160	.420	—	.420
2006	12.51	.412	(.036)	.376	.410	.026	.436
2007	12.45	.404	(.076)	.328	.406	.062	.468
2008	12.31	.411	(.487)	(.076)	.402	.022	.424
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.77	2.63	$22,010.75		.76	4.06	1.19	3.62	24
12.50	1.96	21,696.75		.76	4.04	1.20	3.59	13
12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
11.80	.11	22,189.75		.76	4.10	1.10	3.76	46
CLASS B
$12.77	1.78	$3,658	1.50	1.51	3.31	1.94	2.87	24
12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
11.81	(0.60)	1,565	1.45	1.46	3.40	1.80	3.06	46

Oregon Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.35	$.513	$(.152)	$.361	$.511	$—	$.511
2005	13.20	.490	(.161)	.329	.486	.073	.559
2006	12.97	.480	.034	.514	.480	.004	.484
2007	13.00	.468	(.135)	.333	.473	—	.473
2008	12.86	.474	(.635)	(.161)	.469	—	.469
CLASS B
2004	$13.34	$.414	$(.159)	$.255	$.415	$—	$.415
2005	13.18	.391	(.168)	.223	.390	.073	.463
2006	12.94	.384	.034	.418	.384	.004	.388
2007	12.97	.376	(.135)	.241	.381	—	.381
2008	12.83	.386	(.629)	(.243)	.377	—	.377
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.20	2.78	$26,631.75		.76	3.89	1.21	3.43	15
12.97	2.54	29,204.85		.86	3.72	1.22	3.35	44
13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44
CLASS B
$13.18	1.96	$2,695	1.50	1.51	3.14	1.96	2.68	15
12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44

Pennsylvania Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.54	$.527	$(.219)	$.308	$.528	$—	$.528
2005	13.32	.514	(.217)	.297	.514	.173	.687
2006	12.93	.503	(.005)	.498	.504	.064	.568
2007	12.86	.496	(.114)	.382	.495	.027	.522
2008	12.72	.502	(.476)	.026	.495	.011	.506
CLASS B
2004	$13.53	$.427	$(.227)	$.200	$.420	$—	$.420
2005	13.31	.384	(.216)	.168	.375	.173	.548
2006	12.93	.410	(.006)	.404	.400	.064	.464
2007	12.87	.414	(.122)	.292	.405	.027	.432
2008	12.73	.420	(.481)	(.061)	.408	.011	.419
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.32	2.35	$45,969.90		.90	3.95	1.16	3.69	24
12.93	2.27	43,623.90		.91	3.90	1.18	3.62	37
12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
12.24	.25	36,747.90		.90	4.04	1.08	3.86	55
CLASS B
$13.31	1.52	$3,453	1.65	1.65	3.20	1.91	2.94	24
12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55

Virginia Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.52	$.538	$(.173)	$.365	$.541	$.004	$.545
2005	13.34	.505	(.199)	.306	.518	.068	.586
2006	13.06	.495	.009	.504	.492	.102	.594
2007	12.97	.483	(.151)	.332	.488	.054	.542
2008	12.76	.482	(.575)	(.093)	.475	.002	.477
CLASS B
2004	$13.48	$.436	$(.177)	$.259	$.445	$.004	$.449
2005	13.29	.402	(.191)	.211	.413	.068	.481
2006	13.02	.395	.013	.408	.386	.102	.488
2007	12.94	.393	(.154)	.239	.395	.054	.449
2008	12.73	.394	(.569)	(.175)	.383	.002	.385
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.34	2.78	$35,941.90		.90	4.02	1.17	3.75	23
13.06	2.33	31,281.90		.91	3.81	1.20	3.51	23
12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53
CLASS B
$13.29	1.98	$2,392	1.65	1.65	3.27	1.92	3.00	23
13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53

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National Tax Exempt Funds

     Insured Tax Exempt
     Insured Tax Exempt II
Single State Tax Exempt Funds

•	California INSURED
•	connecticut
•	massachusetts
•	michigan
•	minnesota
•	new Jersey
•	new York INSURED
•	north Carolina
•	ohio
•	oregon
•	pennsylvania
•	VIRGINIA

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional
Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

To obtain free copies of the Reports and SAI or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza I
Edison, NJ 08837-3620
Telephone: 1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password.

You can review and copy Fund documents (including the Reports and SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-03690)

FIITE01

Single State Tax Exempt Funds

California Insured Fund	Ohio Fund
Michigan Fund	Oregon Fund
Minnesota Fund	Pennsylvania Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this
P R O S P E C T U S
Is May 1, 2009 Supplemented as of May 26, 2009

CONTENTS

FUND DESCRIPTIONS
What are the Single State Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?	1
Who should consider buying a Single State Tax Exempt Fund?	5
How have the Single State Tax Exempt Funds performed?	6
What are the fees and expenses of the Single State Tax Exempt Funds?	13
Who manages the Single State Tax Exempt Funds?	17
BUYING AND SELLING SHARES
How and when do the Funds price their shares?	18
How do I open an account?	19
What about accounts with multiple owners or representatives?	19
How do I make subsequent transactions?	20
How are transactions processed?	21
What are the sales charges?	23
Are sales charge discounts and waivers available?	25
What are the Funds’ policies on frequent trading in the shares of the Funds?	28
ACCOUNT POLICIES
What about dividends and capital gain distributions?	30
What about taxes?	30
What if my account falls below the minimum account requirement?	31
Householding policy	31
Other account privileges and policies	31
FINANCIAL HIGHLIGHTS
California Insured Fund	33
Michigan Fund	35
Minnesota Fund	37
Ohio Fund	39
Oregon Fund	41
Pennsylvania Fund	43

FUND DESCRIPTIONS

What are the Single State Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The California Insured, Michigan, Minnesota, Ohio, Oregon and Pennsylvania Tax Exempt Funds (collectively, the “Single State Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund. Under normal circumstances, at least 80% of each Fund’s net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT. This is a fundamental investment policy that can only be changed by shareholder approval.

Municipal securities are bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state. For example, the Michigan Tax Exempt Fund generally invests in Michigan bonds, the Minnesota Tax Exempt Fund generally invests in Minnesota bonds, and so on.  However, each Fund, other than the Minnesota Tax Exempt Fund, may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. Under normal circumstances, the Minnesota Tax Exempt Fund will invest only in Minnesota municipal obligations. In certain cases, the interest paid by a Fund may also be exempt from local taxes.

The California Insured Tax Exempt Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal. The California Insured Tax Exempt Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the California Insured Tax Exempt Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Fund. The California Insured Tax Exempt Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The remaining Single State Tax Exempt Funds do not have an investment policy to invest in insured municipal securities.  However, they

1

will purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

To the extent that any of the Single State Tax Exempt Funds invest in uninsured municipal securities, they will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one NRSRO, such as Moody's, S&P, or Fitch; or (b) if  unrated, are determined by the Fund's Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more (“long-term” municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to increase income, hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer. The Funds generally take taxes into consideration in deciding whether to sell an investment. Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO. When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

2

Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the Single State Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Funds invest in long-term municipal bonds, each Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates. If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured. Many companies that insure municipal securities have also written insurance on mortgage related securities, including subprime mortgage securities and other types of higher risk securities. The exposure of these companies to mortgage related securities and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings. Some insurers had their credit ratings downgraded and/or have been put on credit watches. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

3

Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well. While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell or value due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Who should consider buying a Single State Tax Exempt Fund?

A Single State Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

•	Are seeking a relatively conservative investment which provides a high degree of credit quality,

•	Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

•	Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

•	Have a long-term investment horizon and are able to ride out market cycles.

The Single State Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

5

How have the Single State Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

6

California Insured

During the periods shown, the highest quarterly return was 6.64% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.71% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-9.00%	0.73%	3.20%
Return After Taxes on Distributions	-9.02%	0.56%	3.01%
Return After Taxes on Distributions and Sale of Fund Shares	-4.51%	0.97%	3.16%
Class B Shares
Return Before Taxes	-7.93%	0.84%	3.18%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

7

Michigan

During the periods shown, the highest quarterly return was 5.25% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.75% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.05%	0.75%	2.97%
Return After Taxes on Distributions	-7.05%	0.56%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	-3.25%	0.98%	2.97%
Class B Shares
Return Before Taxes	-5.78%	0.87%	2.95%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

8

Minnesota

During the periods shown, the highest quarterly return was 4.49% (for the quarter ended September 30, 2002), and the lowest quarterly return was -2.94% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.28%	1.44%	3.48%
Return After Taxes on Distributions	-5.28%	1.44%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	-2.12%	1.68%	3.54%
Class B Shares
Return Before Taxes	-4.03%	1.55%	3.47%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

9

Ohio During the periods shown, the highest quarterly return was 5.47% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.74% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.65%	1.18%	3.44%
Return After Taxes on Distributions	-5.70%	1.11%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	-2.33%	1.41%	3.41%
Class B Shares
Return Before Taxes	-4.44%	1.29%	3.41%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

10

Oregon

During the periods shown, the highest quarterly return was 5.24% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.40% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.90%	0.93%	3.17%
Return After Taxes on Distributions	-6.90%	0.85%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	-3.26%	1.16%	3.20%
Class B Shares
Return Before Taxes	-5.72%	1.03%	3.14%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

11

Pennsylvania

During the periods shown, the highest quarterly return was 5.09% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.38% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-5.55%	1.15%	3.34%
Return After Taxes on Distributions	-5.57%	0.95%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	-2.29%	1.29%	3.27%
Class B Shares
Return Before Taxes	-4.30%	1.27%	3.32%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

12

What are the fees and expenses of the Single State Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

13

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)
California Insured Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
Michigan Fund
Class A Shares	0.60%	0.30%	0.20%	1.10%
Class B Shares	0.60%	1.00%	0.20%	1.80%
Minnesota Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%
Class B Shares	0.60%	1.00%	0.21%	1.81%
Ohio Fund
Class A Shares	0.60%	0.30%	0.20%	1.10%
Class B Shares	0.60%	1.00%	0.20%	1.80%
Oregon Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%
Pennsylvania Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%

(1)

The Adviser has voluntarily agreed to waive Management Fees in excess of 0.53% for each Fund’s Class A shares and Class B shares for the fiscal year ending December 31, 2009. The Adviser may change or eliminate these fee waivers at any time. The Adviser waived Management Fees for the fiscal year ended December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceeded for Class A shares of 0.86% for California Insured Fund, 0.91% for Michigan Fund, 0.68% for Minnesota Fund, 0.76% for Ohio Fund, 0.91% for Oregon Fund, and 0.90% for Pennsylvania Fund and exceeded for Class B shares of 1.56% for California Insured Fund, 1.61% for Michigan Fund, 1.38% for Minnesota Fund, 1.46% for Ohio Fund, 1.61% for Oregon Fund and 1.60% for Pennsylvania Fund.

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

14

Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
California Insured Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
Michigan Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$576	$860	$1,168	$1,926*
Minnesota Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$577	$863	$1,173	$1,937*
Ohio Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$576	$860	$1,168	$1,926*
Oregon Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*
Pennsylvania Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*

* Assumes conversion to Class A shares eight years after purchase.

15

	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
California Insured Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
Michigan Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$176	$560	$968	$1,926*
Minnesota Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$177	$563	$973	$1,937*
Ohio Fund
Class A shares	$674	$898	$1,140	$1,832
Class B shares	$176	$560	$968	$1,926*
Oregon Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*
Pennsylvania Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*

* Assumes conversion to Class A shares eight years after purchase.

16

Who manages the Single State Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 110 Wall Street, New York, NY 10005. As of December 31, 2008, FIMCO served as investment adviser to 39 mutual funds or series of funds with total net assets of approximately $5.5 billion. FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2008, FIMCO received advisory fees, net of waiver (if any), as follows: 0.38% of average daily net assets for California Insured Fund; 0.40% of average daily net assets for Michigan Fund; 0.17% of average daily net assets for Minnesota Fund; 0.26% of average daily net assets for Ohio Fund; 0.42% of average daily net assets for Oregon Fund; and 0.43% of average daily net assets for Pennsylvania Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of each of the Funds since 1991, except for the Oregon Fund, in which case he has been the Portfolio Manager since its inception in 1992. Mr. Wagner also serves as a Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2008.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In the event that a subadviser is added or modified, the prospectus will be supplemented.

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BUYING AND SELLING SHARES

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds. The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

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How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”). Your Representative will help you complete the necessary paperwork. The minimum Fund account size is $1000 for a non-retirement account and $500 for a Roth or Traditional IRA account. The Funds offer lower initial minimum investment requirements for certain types of accounts and will waive the minimum account requirement if you use a systematic investment program. The Funds offer a variety of different registration options, including individual, joint, and trust registrations. The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”). The SAI is available free of charge by calling 1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

If you are a new customer, to comply with USA PATRIOT Act, the Funds are required to obtain certain information about you before we can open your account (including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), and citizenship status). We must also attempt to verify your identity using this information. If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of 90 days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction. For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (d) change the address of record on the account. The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected). The principle of “notice to one is notice to all” applies. Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one tenant owner. If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges. Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation,

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including instructions to redeem or transfer funds to other persons. We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected). We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account. If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives. You should be aware that this could cause you to incur delays, potential market losses, and additional expenses. You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under the Funds’ policies. The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases, redemptions and exchanges into other Funds on any Business Day. The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account. If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions since we can only accept instructions from your financial intermediary.

1.  Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other Funds in our fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative. He or she will handle your transaction for you and tell you what paperwork, if any, is required. Written signature guaranteed instructions and other paperwork may be required for certain types of transactions. See our Signature Guarantee Policies and other requirements below.

2.   Contact the Funds directly through their transfer agent.

You can also buy, sell, or exchange shares of our Funds by contacting the Funds directly through their transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026. You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing. Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption. The Funds do not generally accept transaction instructions via e-mail, fax, or other electronic means.

To confirm that telephone instructions are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the

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address of record or by electronic delivery (if elected). The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers. It is your responsibility to decline telephone privileges if you do not want them. You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them. This will not affect your ability to place telephone orders through your Representative. However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone. This may cause you to incur delays, potential market losses, and costs. Additional information about telephone privileges is included in the Funds’ SAI.

3.   Signature Guarantee Policies and Other Requirements.

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed). The Fund may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations. These are described in the Funds’ SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file. For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust. Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator. The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer. There is no sales charge on an exchange. However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI. The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day’s NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption. If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day’s offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing

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deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day’s offering price.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 12 days from the date of purchase).

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash. To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.

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What are the sales charges?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below. Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”), as described below.

Your investment	Class A Shares Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances. As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

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By contrast, Class B shares are sold at net asset value without any initial sales charge. However, you generally pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below. Class B shares convert to Class A shares after eight years.

Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares. The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit. Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as asset-based sales charges. Because these fees are paid out of a Fund’s assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

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Are sales charge discounts and waivers available?

A.  Rights of Accumulation and Letters of Intention.

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount. Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer. For purposes of our LOI policies, spouse is broadly defined to include common law and life partners. Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period. You must use our LOI Agreement Form to designate any additional person(s) you wish to cover and the amount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on

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his or her account or transfers a covered account to someone outside of the LOI group before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

•	You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

•	You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

•	Although you may exchange all your shares among the Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI. For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI. Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

Additional information about our ROA and LOI policies is included in the Funds’ SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1.   By a current registered representative, employee, officer, director, or trustee of the Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their account at FIC (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as “Associate Accounts.”

2.   By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3.   By an employee of a subadviser of a Fund who is identified in the prospectus as a portfolio manager of the Fund.

4.   When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

5.   When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

6.   When Class A share systematic withdrawal plan payments from one Fund account, other than the Cash Management Fund, are automatically invested into shares of another Fund account in the same class of shares for the same customer account. Class A shares of the Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

7.   When loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

8.   When a qualified group retirement plan (e.g., 401(k), money purchase pension, or

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profit sharing plan) is reinvesting redemption proceeds back into the same plan from another Fund on which a sales charge or CDSC was paid. *

9.   By a qualified group retirement plan with 100 or more eligible employees or $1,000,000 or more in assets within Funds. *

10.   In amounts of $1 million or more. *

11.   By individuals under a LOI or ROA of $1 million or more. *

12.   When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

13.   When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

14.   When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge. This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge. You must notify us in writing that you are eligible for the reinstatement privilege. Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

15.   When you are making an investment in a First Investors individual 403(b) mutual fund custodial account on which FIC is the broker-dealer of record via a direct contract exchange or transfer from any other individual 403(b) mutual fund custodial account.

* For items 8 through 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund. If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception. If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund. In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such shares. This account will not be entitled to draft check or expedited redemption privileges.

Sales charge waivers and discounts are also available for participants in certain retirement programs and certain other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1.   Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2.   Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

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3.   Distributions from employee benefit plans due to plan termination.

4.   Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5.   Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6.   Redemptions by the Fund when the account falls below the minimum account balance.

7.   Redemptions to pay account fees.

8.   Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years. Free shares not subject to a CDSC will be redeemed first.

9.   When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

10.   When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

11.   If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account. The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:

•	Reinvestments of systematic withdrawal amounts;

•	Automated payments such as Money Line and API;

•	Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

•     Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

•     Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.

Additional information about sales charge waivers and discounts is included in the Funds’ SAI.

What are the Funds’ policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability

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of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

In the case of all the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

29

ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year. Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund’s shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ SAI. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes. For Minnesota residents, exempt interest dividends paid to shareholders from the Minnesota Fund that are derived from specified Minnesota obligations are exempt from the regular Minnesota personal income tax only if 95% or more of the exempt interest dividends paid by the Minnesota Fund are derived from specified Minnesota obligations.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

30

Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. The Funds will give you sixty (60) days notice before taking such action. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this sixty (60) day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of the Funds to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all family members within a single household who share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically request that separate copies of such documents be mailed to you. In such case, you will receive your own copies. It is the policy of the Funds to mail confirmations and account statements separately to each customer who resides at the same address. The Funds will, however, mail quarterly statements for different customers who reside at the same address in one envelope if each customer consents to this procedure. We are not responsible for any losses that result from your use of this procedure. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration. These privileges are described in the Funds’ SAI. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice. TOD accounts are administered in accordance with First Investors TOD Guidelines. These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

31

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.firstinvestors.com.

32

CALIFORNIA INSURED Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.51	$.480	$.002	$.482	$.472	$—	$.472
2005	12.52	.474	(.151)	.323	.480	.173	.653
2006	12.19	.470	.027	.497	.461	.056	.517
2007	12.17	.467	(.162)	.305	.470	.025	.495
2008	11.98	.476	(.882)	(.406)	.475	.009	.484
CLASS B
2004	$12.51	$.388	$(.002)	$.386	$.376	$—	$.376
2005	12.52	.384	(.147)	.237	.384	.173	.557
2006	12.20	.387	.011	.398	.372	.056	.428
2007	12.17	.395	(.165)	.230	.385	.025	.410
2008	11.99	.410	(.909)	(.499)	.392	.009	.401
*			Calculated without sales charges.
†			Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††			The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

33

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)
						Expenses (%)	Net Investment Income (%)
CLASS A
$12.52	3.96	$25,873.85		.86	3.86	1.16	3.55	30
12.19	2.63	26,536.85		.86	3.81	1.17	3.49	59
12.17	4.16	26,592.85		.86	3.84	1.07	3.62	30
11.98	2.56	25,669.85		.87	3.89	1.06	3.68	49
11.09	(3.46)	25,264.85		.86	4.09	1.08	3.87	65
CLASS B
$12.52	3.15	$3,046	1.60	1.61	3.11	1.91	2.80	30
12.20	1.92	2,571	1.60	1.61	3.06	1.92	2.74	59
12.17	3.32	1,899	1.60	1.61	3.09	1.82	2.87	30
11.99	1.93	1,375	1.55	1.57	3.19	1.76	2.98	49
11.09	(4.23)	953	1.55	1.56	3.39	1.78	3.17	65

34

Michigan Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.03	$.523	$(.240)	$.283	$.526	$.007	$.533
2005	12.78	.523	(.224)	.299	.494	.235	.729
2006	12.35	.487	(.044)	.443	.503	.080	.583
2007	12.21	.479	(.139)	.340	.480	—	.480
2008	12.07	.479	(.641)	(.162)	.478	—	.478
CLASS B
2004	$13.01	$.425	$(.238)	$.187	$.430	$.007	$.437
2005	12.76	.426	(.223)	.203	.398	.235	.633
2006	12.33	.393	(.046)	.347	.407	.080	.487
2007	12.19	.394	(.141)	.253	.393	—	.393
2008	12.05	.399	(.637)	(.238)	.392	—	.392
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

35

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.78	2.25	$35,869.90		.90	4.07	1.19	3.78	23
12.35	2.38	32,325.90		.91	4.10	1.20	3.80	36
12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26
11.43	(1.35)	28,056.90		.91	4.08	1.10	3.89	31
CLASS B
$12.76	1.48	$2,302	1.65	1.65	3.32	1.94	3.03	23
12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26
11.42	(1.99)	1,473	1.60	1.61	3.38	1.80	3.19	31

36

Minnesota Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.17	$.496	$(.091)	$.405	$.495	—	$.495
2005	12.08	.483	(.231)	.252	.492	—	.492
2006	11.84	.472	.009	.481	.471	—	.471
2007	11.85	.460	(.112)	.348	.458	—	.458
2008	11.74	.457	(.400)	.057	.457	—	.457
CLASS B
2004	$12.18	$.408	$(.089)	$.319	$.399	—	$.399
2005	12.10	.405	(.240)	.165	.405	—	.405
2006	11.86	.388	(.002)	.386	.386	—	.386
2007	11.86	.382	(.116)	.266	.376	—	.376
2008	11.75	.395	(.417)	(.022)	.378	—	.378
*			Calculated without sales charges.
†			Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††			The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

37

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou-sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.08	3.42	$14,287.60		.61	4.12	1.24	3.48	18
11.84	2.13	15,420.60		.62	4.03	1.25	3.38	31
11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47
11.34	.53	19,104.67		.68	4.00	1.11	3.57	25
CLASS B
$12.10	2.68	$1,122	1.35	1.36	3.37	1.99	2.73	18
11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47
11.35	(.16)	319	1.37	1.38	3.30	1.81	2.87	25

38

Ohio Fund

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.95	$.517	$(.187)	$.330	$.510	$—	$.510
2005	12.77	.510	(.264)	.246	.516	—	.516
2006	12.50	.504	(.032)	.472	.506	.026	.532
2007	12.44	.488	(.074)	.414	.492	.062	.554
2008	12.30	.492	(.483)	.009	.487	.022	.509
CLASS B
2004	$12.96	$.422	$(.198)	$.224	$.414	$—	$.414
2005	12.77	.416	(.256)	.160	.420	—	.420
2006	12.51	.412	(.036)	.376	.410	.026	.436
2007	12.45	.404	(.076)	.328	.406	.062	.468
2008	12.31	.411	(.487)	(.076)	.402	.022	.424
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

39

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.77	2.63	$22,010.75		.76	4.06	1.19	3.62	24
12.50	1.96	21,696.75		.76	4.04	1.20	3.59	13
12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59
11.80	.11	22,189.75		.76	4.10	1.10	3.76	46
CLASS B
$12.77	1.78	$3,658	1.50	1.51	3.31	1.94	2.87	24
12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59
11.81	(0.60)	1,565	1.45	1.46	3.40	1.80	3.06	46

40

Oregon Fund

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.35	$.513	$(.152)	$.361	$.511	$—	$.511
2005	13.20	.490	(.161)	.329	.486	.073	.559
2006	12.97	.480	.034)	.514	.480	.004	.484
2007	13.00	.468	(.135)	.333	.473	—	.473
2008	12.86	.474	(.635)	(.161)	.469	—	.469
CLASS B
2004	$13.34	$.414	$(.159)	$.255	$.415	$—	$.415
2005	13.18	.391	(.168)	.223	.390	.073	.463
2006	12.94	.384	.034)	.418	.384	.004	.388
2007	12.97	.376	(.135)	.241	.381	—	.381
2008	12.83	.386	(.629)	(.243)	.377	—	.377
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

41

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$13.20	2.78	$26,631.75		.76	3.89	1.21	3.43	15
12.97	2.54	29,204.85		.86	3.72	1.22	3.35	44
13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29
12.23	(1.26)	35,975.90		.91	3.79	1.09	3.61	44
CLASS B
$13.18	1.96	$2,695	1.50	1.51	3.14	1.96	2.68	15
12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29
12.21	(1.91)	1,668	1.60	1.61	3.09	1.79	2.91	44

42

Pennsylvania Fund

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions from
	Net Investment Income		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.54	$.527	$(.219)	$.308	$.528	$—	$.528
2005	13.32	.514	(.217)	.297	.514	.173	.687
2006	12.93	.503	(.005)	.498	.504	.064	.568
2007	12.86	.496	(.114)	.382	.495	.027	.522
2008	12.72	.502	(.476)	.026	.495	.011	.506
CLASS B
2004	$13.53	$.427	$(.227)	$.200	$.420	$—	$.420
2005	13.31	.384	(.216)	.168	.375	.173	.548
2006	12.93	.410	(.006)	.404	.400	.064	.464
2007	12.87	.414	(.122)	.292	.405	.027	.432
2008	12.73	.420	(.481)	(.061)	.408	.011	.419
*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

43

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.32	2.35	$45,969.90		.90	3.95	1.16	3.69	24
12.93	2.27	43,623.90		.91	3.90	1.18	3.62	37
12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40
12.24	.25	36,747.90		.90	4.04	1.08	3.86	55
CLASS B
$13.31	1.52	$3,453	1.65	1.65	3.20	1.91	2.94	24
12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40
12.25	(.45)	1,968	1.60	1.60	3.34	1.78	3.16	55

44

SINGLE STATE TAX EXEMPT FUNDS

California Insured Fund

Michigan Fund

Minnesota Fund

Ohio Fund

Oregon Fund

Pennsylvania Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

To obtain free copies of the Reports and SAI or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza I
Edison, NJ 08837-3620
Telephone: 1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password.

You can review and copy Fund documents (including the Reports and SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-03690)

Single State Tax Exempt Funds

Connecticut Fund

Massachusetts Fund

New Jersey Fund

New York Insured Fund

North Carolina Fund

Virginia Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this

P R O S P E C T U S Is May 1, 2009 Supplemented as of May 26, 2009

CONTENTS

FUND descriptions

What are the Single State Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?	1
Who should consider buying a Single State Tax Exempt Fund?	5
How have the Single State Tax Exempt Funds performed?	6
What are the fees and expenses of the Single State Tax Exempt Funds?	13
Who manages the Single State Tax Exempt Funds?	17
BUYING AND SELLING SHARes
How and when do the Funds price their shares?	18
How do I open an account?	19
What about accounts with multiple owners or representatives?	19
How do I make subsequent transactions?	20
How are transactions processed?	21
What are the sales charges?	23
Are sales charge discounts and waivers available?	25
What are the Funds’ policies on frequent trading in the shares of the Funds?	28
ACCOUNT POLICIES
What about dividends and capital gain distributions?	30
What about taxes?	30
What if my account falls below the minimum account requirement?	31
Householding policy	31
Other account privileges and policies	31
FINANCIAL HIGHLIGHTS
Connecticut Fund	33
Massachusetts Fund	35
New Jersey Fund	37
New York Insured Fund	39
North Carolina Fund	41
Virginia Fund	43

FUND descriptions

What are the Single State Tax Exempt Funds’ objectives, principal investment strategies, and principal risks?

Objectives:

The Connecticut, Massachusetts, New Jersey, New York Insured, North Carolina and Virginia Tax Exempt Funds (collectively, the “Single State Tax Exempt Funds” or “Funds”) seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state. Each Fund also seeks income that is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Principal Investment Strategies:

Each Fund attempts to invest all of its assets in municipal securities that pay interest that is exempt from both federal income tax, including the AMT, and any applicable state income tax for individual residents of the state identified in the name of the Fund. Under normal circumstances, at least 80% of each Fund’s net assets will be invested in municipal securities that pay interest that is exempt from federal income tax, including the AMT. This is a fundamental investment policy that can only be changed by shareholder approval.

Municipal securities are bonds and notes that are issued by state and local governments, the District of Columbia and commonwealths, territories or possessions of the United States (including Guam, Puerto Rico and the U.S. Virgin Islands), or their respective agencies, instrumentalities and authorities.

Each Fund generally concentrates its assets in municipal bonds and securities of a particular state in order to produce income that is exempt from that state’s income tax for individual residents of the state. For example, the New York Insured Tax Exempt Fund generally invests in New York bonds, the New Jersey Tax Exempt Fund generally invests in New Jersey bonds, and so on. However, each Fund may also invest significantly in municipal securities that are issued by U.S. commonwealths, possessions, or territories, such as Puerto Rico, if the interest produced is exempt from state income taxes for residents of the particular state. In certain cases, the interest paid by a Fund may also be exempt from local taxes. For example, for resident shareholders of New York, any exempt-interest dividends paid by the New York Insured Tax Exempt Fund would also be exempt from New York City tax.

The New York Insured Tax Exempt Fund generally invests in municipal securities that are insured as to the timely payment of interest and principal. The New York Insured Tax Exempt Fund may purchase municipal bonds that have already been insured by the issuer, underwriter, or some other party or it may purchase uninsured bonds and insure them under a policy purchased by the Fund.

Under normal circumstances, the New York Insured Tax Exempt Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal as described above by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Fund. The New York Insured Tax Exempt Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

The remaining Single State Tax Exempt Funds do not have an investment policy to invest in

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insured municipal securities.  However, they will purchase insured municipal securities to the extent that such securities are available and the costs of insurance are reasonable in relation to the benefits.

To the extent that any of the Single State Tax Exempt Funds invest in uninsured municipal securities, they will generally attempt to purchase high quality municipal securities that are: (a) rated as investment grade, at the time of purchase, by at least one NRSRO, such as Moody's, S&P, or Fitch; or (b) if unrated, are determined by the Fund's Adviser to be of investment grade quality.

The Funds generally pursue their objectives of providing shareholders with a high level of tax exempt interest by investing in municipal bonds with maturities of fifteen years or more (“long-term” municipal bonds). Long-term municipal bonds generally offer higher yields than comparable municipal bonds with shorter maturities. However, they are subject to greater fluctuations in value in response to interest rate changes than municipal bonds with shorter maturities.

The Funds may continue to hold bonds after they have been purchased without regard to their maturities. For example, consistent with their investment objectives, the Funds may retain bonds purchased in the past that have yields that are higher than those that are available in the current interest rate environment.

The Funds may also buy and sell municipal securities of any maturity to adjust the duration of its portfolio. Duration is a measurement of a bond’s sensitivity to changes in interest rates. For example, if the Funds believe that interest rates are likely to rise, they may attempt to reduce their durations by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.

Each Fund may invest in variable rate and floating rate municipal securities. Variable and floating rate securities pay interest which adjusts at specific intervals or when a benchmark rate changes.

The Funds may also invest in derivative securities, including inverse floaters and interest rate swaps, to increase income, hedge against changes in interest rates or to enhance potential returns. Derivative securities are instruments that derive their values from other instruments, securities, or indices.

In selecting investments, the Funds consider, among other factors, a security’s maturity, coupon and yield, relative value, credit quality and call protection, as well as the outlook for interest rates and the economy.

The Funds may sell a security for a variety of reasons, including to adjust the Funds’ duration, to replace it with another security that offers a higher yield or better relative value, to respond to a deterioration in its credit quality, or to raise cash to meet redemptions. The Funds will not necessarily sell investments if their ratings or the rating of a company that insures the security are reduced or there is a default by the issuer. The Funds generally take taxes into consideration in deciding whether to sell an investment. Thus, the Funds may decide not to sell a security if it would result in a capital gain distribution for shareholders.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions, including the unavailability of bonds that are insured by companies that are rated as investment grade by at least one NRSRO. When the Funds are so invested, they may not achieve their investment objectives.

Information on the Funds’ recent strategies and holdings can be found in the most recent annual report, and information concerning the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (see back cover).

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Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the Single State Tax Exempt Funds:

Interest Rate Risk:

The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Funds invest in long-term municipal bonds, each Fund’s net asset value could decline significantly as a result of interest rate changes.

Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to “call” or redeem these investments before their maturity dates. If investments mature or are “called” during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

Credit Risk:

This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer’s ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

(i)	A downturn in the national or local economy;
(ii)	Adverse political or regulatory developments at the local, state or federal level;
(iii)	Erosion of taxes or other revenues supporting debt obligations;
(iv)	Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;
(v)	Natural disasters, terrorist acts, or energy shortages;
(vi)	Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and
(vii)	In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

A downgrade in an issuer’s credit rating or other adverse news about the issuer can reduce the market value of the issuer’s securities even if the issuer is not in default.

While insurance may provide protection against a default by an issuer, such insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the securities that they insure and not all of the securities held by each Fund are insured. Many companies that insure municipal securities have also written insurance on mortgage related securities, including subprime mortgage securities and other types of higher risk securities. The exposure of these companies to mortgage related securities and other higher risk obligations has raised questions about the adequacy of their capital, their ability to pay claims and their ratings. Some insurers had their credit ratings downgraded and/or have been put on credit watches. In the event that the credit rating of an insurance company is downgraded, the market values of the securities insured by such company may be negatively affected. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund’s yield as the Fund must pay for the insurance directly or indirectly.

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Concentration Risk:

Since each Fund generally invests in the municipal securities of a particular state, each Fund is more vulnerable than more geographically diversified funds to events in a particular state that could reduce the value of municipal securities issued within the state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties such as the 1994 bankruptcy of Orange County, California.

Market Risk:

The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well. While each Fund generally invests in municipal securities that are insured as to timely payment of interest and principal, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund.

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of each Fund’s share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell or value due to the lack of a secondary trading market.

Tax Risks:

Interest on municipal debt could be taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Funds may also invest in securities that pay interest that is subject to federal income tax, including the AMT.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Accordingly, the value of your investment in the Funds will go up and down, which means that you could lose money.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Who should consider buying a Single State Tax Exempt Fund?

A Single State Tax Exempt Fund may be used by individuals as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

•	Are seeking a relatively conservative investment which provides a high degree of credit quality,

•	Are seeking income that is exempt from federal income tax, including the AMT, and from state income tax for individual residents of a particular state,

•	Are seeking a relatively high level of tax exempt income and are willing to assume a moderate degree of market volatility, and

•	Have a long-term investment horizon and are able to ride out market cycles.

The Single State Tax Exempt Funds are generally not appropriate for investors who are seeking an investment that does not fluctuate in value, investors who are in very low tax brackets, retirement accounts and corporate or similar business accounts. Different tax rules apply to corporations and other entities.

You should keep in mind that the Funds are not a complete investment program. For most investors, a complete program should include stock, bond and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program could result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

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How have the Single State Tax Exempt Funds performed?

The following information shows how each Fund’s performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar charts presented show the annual total returns of each Fund’s Class A shares over the past ten calendar years ended December 31. Each Fund also has Class B shares. The performances of Class B shares differ from the performances of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

The following tables show the average annual total returns for each Fund’s Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge (“CDSC”). The returns on Class A shares are shown both before and after taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown below and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions.

Your actual after-tax returns may differ from those shown because they depend on your individual tax situation. Moreover, the after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns for Class B shares will vary from those shown below.

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Connecticut

During the periods shown, the highest quarterly return was 5.05% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.65% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.71%	0.96%	3.09%
Return After Taxes on Distributions	-7.71%	0.86%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares	-3.75%	1.19%	3.12%
Class B Shares
Return Before Taxes	-6.49%	1.09%	3.07%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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Massachusetts

During the periods shown, the highest quarterly return was 5.18% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.48% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-8.51%	0.44%	3.00%
Return After Taxes on Distributions	-8.52%	0.32%	2.86%
Return After Taxes on Distributions and Sale of Fund Shares	-4.17%	0.75%	3.03%
Class B Shares
Return Before Taxes	-7.30%	0.58%	2.98%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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New Jersey

During the periods shown, the highest quarterly return was 5.39% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.09% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.61%	0.88%	3.01%
Return After Taxes on Distributions	-6.64%	0.79%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares	-3.01%	1.13%	3.03%
Class B Shares
Return Before Taxes	-5.45%	0.97%	2.98%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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New York Insured

During the periods shown, the highest quarterly return was 5.68% (for the quarter ended September 30, 2002), and the lowest quarterly return was -3.66% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-7.11%	0.71%	2.92%
Return After Taxes on Distributions	-7.11%	0.71%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	-3.34%	1.05%	2.97%
Class B Shares
Return Before Taxes	-5.94%	0.82%	2.92%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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North Carolina

During the periods shown, the highest quarterly return was 5.19% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.33% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.37%	1.23%	3.49%
Return After Taxes on Distributions	-6.38%	1.09%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	-2.84%	1.38%	3.46%
Class B Shares
Return Before Taxes	-5.16%	1.34%	3.48%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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Virginia

During the periods shown, the highest quarterly return was 5.10% (for the quarter ended September 30, 2002), and the lowest quarterly return was -4.11% (for the quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	-6.44%	0.98%	3.17%
Return After Taxes on Distributions	-6.44%	0.81%	3.02%
Return After Taxes on Distributions and Sale of Fund Shares	-2.94%	1.16%	3.15%
Class B Shares
Return Before Taxes	-5.20%	1.10%	3.14%
Index
Merrill Lynch Municipal Securities Master Index (reflects no deduction for fees, expenses or taxes)*	-3.95%	2.68%	4.40%

* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

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What are the fees and expenses of the Single State Tax Exempt Funds?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees (fees paid directly from your investment)	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	None*	4.00%**

* A CDSC of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
** 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

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Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees	Other Expenses (2)	Total Annual Fund Operating Expenses (2)
Connecticut Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
Massachusetts Fund
Class A Shares	0.60%	0.30%	0.21%	1.11%
Class B Shares	0.60%	1.00%	0.21%	1.81%
New Jersey Fund
Class A Shares	0.60%	0.30%	0.18%	1.08%
Class B Shares	0.60%	1.00%	0.18%	1.78%
New York Insured Fund
Class A Shares	0.60%	0.30%	0.14%	1.04%
Class B Shares	0.60%	1.00%	0.14%	1.74%
North Carolina Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%
Virginia Fund
Class A Shares	0.60%	0.30%	0.19%	1.09%
Class B Shares	0.60%	1.00%	0.19%	1.79%
(1)

The Adviser has voluntarily agreed to waive Management Fees in excess of 0.53% for each Fund’s Class A shares and Class B shares for the fiscal year ending December 31, 2009. The Adviser may change or eliminate these fee waivers at any time. The Adviser waived Management Fees for the fiscal year ended December 31, 2008 to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceeded for Class A shares of 0.91% for Connecticut Fund, 0.76% for Massachusetts Fund, 0.96% for New Jersey Fund, 0.76% for North Carolina Fund, and 0.91% for Virginia Fund and exceeded for Class B shares of 1.61% for Connecticut Fund, 1.46% for Massachusetts Fund, 1.66% for New Jersey Fund, 1.46% for North Carolina Fund, and 1.61% for Virginia Fund. For the New York Insured Fund, the Adviser waived Management Fees for the fiscal year ended December 31, 2008 in excess of 0.53% and, as a result, the Fund’s net expenses were 0.97% for Class A shares and 1.67% for Class B shares
   .

(2)

Each Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses or Total Annual Fund Operating Expenses.

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Example

This example helps you to compare the costs of investing in a Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in a Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) a Fund’s operating expenses remain the same, except for year one, which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Connecticut Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
Massachusetts Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$577	$863	$1,173	$1,937*
New Jersey Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$574	$853	$1,158	$1,904*
New York Insured Fund
Class A shares	$668	$880	$1,110	$1,767
Class B shares	$570	$841	$1,137	$1,861*
North Carolina Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*
Virginia Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$575	$857	$1,163	$1,915*

* Assumes conversion to Class A shares eight years after purchase.

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	One Year	Three Years	Five Years	Ten Years
If you do not redeem your shares:
Connecticut Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
Massachusetts Fund
Class A shares	$675	$901	$1,145	$1,843
Class B shares	$177	$563	$973	$1,937*
New Jersey Fund
Class A shares	$672	$892	$1,130	$1,811
Class B shares	$174	$553	$958	$1,904*
New York Insured Fund
Class A shares	$668	$880	$1,110	$1,767
Class B shares	$170	$541	$937	$1,861*
North Carolina Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*
Virginia Fund
Class A shares	$673	$895	$1,135	$1,821
Class B shares	$175	$557	$963	$1,915*

* Assumes conversion to Class A shares eight years after purchase.

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Who manages the Single State Tax Exempt Funds?

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 110 Wall Street, New York, NY 10005. As of December 31, 2008, FIMCO served as investment adviser to 39 mutual funds or series of funds with total net assets of approximately $5.5 billion. FIMCO supervises all aspects of each Fund’s operations.

For the fiscal year ended December 31, 2008, FIMCO received advisory fees, net of waiver (if any), as follows: 0.43% of average daily net assets for Connecticut Fund; 0.25% of average daily net assets for Massachusetts Fund; 0.47% of average daily net assets for New Jersey Fund; 0.53% of average daily net assets for New York Insured Fund; 0.28% of average daily net assets for North Carolina Fund; and 0.42% of average daily net assets for Virginia Fund.

Clark D. Wagner, Director of Fixed Income, has served as Portfolio Manager of each of the Funds since 1991, except for the North Carolina Fund, in which case he has been the Portfolio Manager since its inception in 1992. Mr. Wagner also serves as a Portfolio Manager or Co-Portfolio Manager of other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.

Descriptions of the factors considered by the Board of Trustees in considering the approval of the Advisory Agreement are available in the Fund’s Semi-Annual Report to shareholders for the six months ending June 30, 2008.

The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Fund’s shareholders but subject to the approval of the Fund’s Board of Trustees. In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order. In the event that a subadviser is added or modified, the prospectus will be supplemented.

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BUYING AND SELLING SHARes

How and when do the Funds price their shares?

The share price (which is called “net asset value” or “NAV” per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”). Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds. The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

In the event that a security is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

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How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”). Your Representative will help you complete the necessary paperwork. The minimum Fund account size is $1000 for a non-retirement account and $500 for a Roth or Traditional IRA account. The Funds offer lower initial minimum investment requirements for certain types of accounts and will waive the minimum account requirement if you use a systematic investment program. The Funds offer a variety of different registration options, including individual, joint, and trust registrations. The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”). The SAI is available free of charge by calling
1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

If you are a new customer, to comply with USA PATRIOT Act, the Funds are required to obtain certain information about you before we can open your account (including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), and citizenship status). We must also attempt to verify your identity using this information. If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of 90 days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction. For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (d) change the address of record on the account. The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected). The principle of “notice to one is notice to all” applies. Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one tenant owner. If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges. Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation,

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including instructions to redeem or transfer funds to other persons. We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected). We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account. If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives. You should be aware that this could cause you to incur delays, potential market losses, and additional expenses. You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under the Funds’ policies. The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases, redemptions and exchanges into other Funds on any Business Day. The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account. If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions since we can only accept instructions from your financial intermediary.

1.  Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other Funds in our fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative. He or she will handle your transaction for you and tell you what paperwork, if any, is required. Written signature guaranteed instructions and other paperwork may be required for certain types of transactions. See our Signature Guarantee Policies and other requirements below.

2.  Contact the Funds directly through their transfer agent.

You can also buy, sell, or exchange shares of our Funds by contacting the Funds directly through their transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026. You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing. Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption. The Funds do not generally accept transaction instructions via
e-mail, fax, or other electronic means.

To confirm that telephone instructions are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the

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address of record or by electronic delivery (if elected). The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers. It is your responsibility to decline telephone privileges if you do not want them. You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them. This will not affect your ability to place telephone orders through your Representative. However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone. This may cause you to incur delays, potential market losses, and costs. Additional information about telephone privileges is included in the Funds’ SAI.

3.  Signature Guarantee Policies and Other Requirements.

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed). The Fund may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations. These are described in the Funds’ SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file. For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust. Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships. If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator. The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer. There is no sales charge on an exchange. However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes. Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI. The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day’s NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption. If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day’s offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing

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deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day’s offering price.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 12 days from the date of purchase).

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund’s underlying investments rather than distributing cash. To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating. In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.

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What are the sales charges?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below. Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”), as described below.

Class A Shares

Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000 - $249,999	4.50	4.71
$250,000 - $499,999	3.50	3.63
$500,000 - $999,999	2.50	2.56
$1,000,000 or more	0**	0**

* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances. As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

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By contrast, Class B shares are sold at net asset value without any initial sales charge. However, you generally pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below. Class B shares convert to Class A shares after eight years.

Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0

* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares. The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit. Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as asset-based sales charges. Because these fees are paid out of a Fund’s assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

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Are sales charge discounts and waivers available?

A.  Rights of Accumulation and Letters of Intention.

You may qualify for Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount. Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.

You can include in your LOI, accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse, accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which you or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer. For purposes of our LOI policies, spouse is broadly defined to include common law and life partners. Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period. You must use our LOI Agreement Form to designate any additional person(s) you wish to cover and the amount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on

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his or her account or transfers a covered account to someone outside of the LOI group before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

•	You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

•	You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

•	Although you may exchange all your shares among the Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI. For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI. Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

Additional information about our ROA and LOI policies is included in the Funds’ SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1.  By a current registered representative, employee, officer, director, or trustee of the Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their account at FIC (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as “Associate Accounts.”

2.  By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3.   By an employee of a subadviser of a Fund who is identified in the prospectus as a portfolio manager of the Fund.

4.   When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

5.   When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

6.   When Class A share systematic withdrawal plan payments from one Fund account, other than the Cash Management Fund, are automatically invested into shares of another Fund account in the same class of shares for the same customer account. Class A shares of the Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

7.   When loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

8.   When a qualified group retirement plan (e.g., 401(k), money purchase pension, or

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profit sharing plan) is reinvesting redemption proceeds back into the same plan from another Fund on which a sales charge or CDSC was paid. *

9.   By a qualified group retirement plan with 100 or more eligible employees or $1,000,000 or more in assets within Funds. *

10.   In amounts of $1 million or more. *

11.   By individuals under a LOI or ROA of $1 million or more. *

12.   When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

13.   When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

14.   When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge. This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge. You must notify us in writing that you are eligible for the reinstatement privilege. Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

15.   When you are making an investment in a First Investors individual 403(b) mutual fund custodial account on which FIC is the broker-dealer of record via a direct contract exchange or transfer from any other individual 403(b) mutual fund custodial account.

* For items 8 through 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund. If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception. If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund. In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such shares. This account will not be entitled to draft check or expedited redemption privileges.

Sales charge waivers and discounts are also available for participants in certain retirement programs and certain other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1.   Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2.   Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.

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3.   Distributions from employee benefit plans due to plan termination.

4.   Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5.   Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6.   Redemptions by the Fund when the account falls below the minimum account balance.

7.   Redemptions to pay account fees.

8.   Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years. Free shares not subject to a CDSC will be redeemed first.

9.   When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

10.   When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

11.   If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid. If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid. If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account. The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:

•	Reinvestments of systematic withdrawal amounts;

•	Automated payments such as Money Line and API;

•	Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

•	Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

•	Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.

Additional information about sales charge waivers and discounts is included in the Funds’ SAI.

What are the Funds' policies on frequent trading in the shares of the Funds?

Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability

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of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

In the case of all the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

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ACCOUNT POLICIES

What about dividends and capital gain distributions?

Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Each Fund will distribute any net realized capital gains on an annual basis, usually before the end of each Fund’s fiscal year. Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of each Fund’s shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ SAI. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income.

Generally, dividends paid by the Funds should also be exempt from state income taxes (if any) for individual resident shareholders of the state identified in the Fund’s name and, in certain cases, from local income taxes.

Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

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What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. The Funds will give you sixty (60) days notice before taking such action. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this sixty (60) day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of the Funds to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all family members within a single household who share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically request that separate copies of such documents be mailed to you. In such case, you will receive your own copies. It is the policy of the Funds to mail confirmations and account statements separately to each customer who resides at the same address. The Funds will, however, mail quarterly statements for different customers who reside at the same address in one envelope if each customer consents to this procedure. We are not responsible for any losses that result from your use of this procedure. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration. These privileges are described in the Funds’ SAI. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b), 457 and ESA account that you maintain, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice. TOD accounts are administered in accordance with First Investors TOD Guidelines. These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling 1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

31

FINANCIAL HIGHLIGHTS

The financial highlights shown in the tables represent the financial history of the predecessor funds of the same name, which were acquired by the Funds in a reorganization on April 28, 2006. Each Fund has adopted the financial history of its respective predecessor fund. The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated. The following tables set forth the per share data for each fiscal year ended December 31, except as otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.firstinvestors.com.

32

Connecticut Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.53	$.533	$(.037)	$.496	$.526	$—	$.526
2005	13.50	.515	(.186)	.329	.521	.068	.589
2006	13.24	.498	(.002)	.496	.501	.045	.546
2007	13.19	.488	(.107)	.381	.481	—	.481
2008	13.09	.499	(.766)	(.267)	.493	—	.493
CLASS B
2004	$13.52	$.434	$(.034)	$.400	$.430	$—	$.430
2005	13.49	.414	(.191)	.223	.425	.068	.493
2006	13.22	.398	(.008)	.390	.405	.045	.450
2007	13.16	.394	(.096)	.298	.388	—	.388
2008	13.07	.408	(.759)	(.351)	.399	—	.399

*	Calculated without sales charges.

†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.

††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

33

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.50	3.76	$32,130.85		.86	3.97	1.18	3.64	45
13.24	2.48	34,186.85		.86	3.84	1.18	3.51	38
13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27
12.33	(2.08)	33,740.90		.91	3.90	1.08	3.73	55
CLASS B
$13.49	3.02	$4,975	1.60	1.61	3.22	1.93	2.89	45
13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27
12.32	(2.72)	1,885	1.60	1.61	3.20	1.78	3.03	55

34

Massachusetts Fund

Per Share Data
	Net Asset Value at Beginning of Year		Income from Investment Operations	Less Distributions from
	Net Investment Income		Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$12.24	$.465	$(.139)	$.326	$.466	$—	$.466
2005	12.10	.465	(.195)	.270	.456	.044	.500
2006	11.87	.467	(.070)	.397	.462	.055	.517
2007	11.75	.462	(.141)	.321	.468	.033	.501
2008	11.57	.463	(.789)	(.326)	.468	.006	.474
CLASS B
2004	$12.24	$.375	$(.135)	$.240	$.370	$—	$.370
2005	12.11	.379	(.197)	.182	.368	.044	.412
2006	11.88	.386	(.074)	.312	.377	.055	.432
2007	11.76	.390	(.151)	.239	.386	.033	.419
2008	11.58	.388	(.793)	(.405)	.389	.006	.395

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

35

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$12.10	2.74	$25,329.85		.85	3.85	1.19	3.51	29
11.87	2.27	23,220.85		.86	3.85	1.22	3.48	27
11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40
10.77	(2.90)	22,642.75		.76	4.13	1.11	3.78	39
CLASS B
$12.11	2.01	$3,623	1.60	1.60	3.10	1.94	2.76	29
11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40
10.78	(3.57)	1,485	1.45	1.46	3.43	1.81	3.08	39

36

New Jersey Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.30	$.518	$(.184)	$.334	$.514	$—	$.514
2005	13.12	.494	(.186)	.308	.498	—	.498
2006	12.93	.484	(.033)	.451	.480	.071	.551
2007	12.83	.483	(.131)	.352	.484	.068	.552
2008	12.63	.484	(.599)	(.115)	.484	.011	.495
CLASS B
2004	$13.27	$.418	$(.192)	$.226	$.406	$—	$.406
2005	13.09	.395	(.185)	.210	.390	—	.390
2006	12.91	.388	(.033)	.355	.374	.071	.445
2007	12.82	.395	(.134)	.261	.393	.068	.461
2008	12.62	.406	(.515)	(.109)	.394	.107	.501

*	Calculated without sales charges.

†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.

††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

37

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thou- sands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.12	2.59	$63,235.95		.95	3.95	1.15	3.75	28
12.93	2.39	61,161.95		.96	3.79	1.16	3.58	40
12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37
12.02	(.92)	48,137.95		.96	3.90	1.08	3.78	37
CLASS B
$13.09	1.75	$6,514	1.70	1.70	3.20	1.90	3.00	28
12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37
12.01	(1.64)	2,616	1.65	1.66	3.20	1.78	3.08	37

38

New York INSURED Fund

Per Share Data
Net Asset Value at Beginning of Year		Income from Investment Operations		Less Distributions From
		Net Investment Income	Net Realized and Unrealized Loss on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$14.83	$.570	$(.219)	$.351	$.581	—	$.581
2005	14.60	.536	(.225)	.311	.541	—	.541
2006	14.37	.543	(.044)	.499	.539	—	.539
2007	14.33	.536	(.136)	.400	.540	—	.540
2008	14.19	.543	(.742)	(.199)	.541	—	.541
CLASS B
2004	$14.81	$.460	$(.217)	$.243	$.473	—	$.473
2005	14.58	.427	(.224)	.203	.433	—	.433
2006	14.35	.434	(.043)	.391	.431	—	.431
2007	14.31	.435	(.127)	.308	.438	—	.438
2008	14.18	.443	(.744)	(.301)	.439	—	.439

*	Calculated without sales charges.

†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.

††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

39

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thousands)		Ratio to Average Net Assets†		Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
		Net Expenses After Fee Credits (%)		Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A
$14.60	2.44	$177,975.97		.98	3.88	1.13	3.73	30
14.37	2.16	169,787.98		.99	3.70	1.14	3.55	49
14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42
13.45	(1.42)	138,706.97		.97	3.93	1.04	3.86	42
CLASS B
$14.58	1.69	$7,613	1.72	1.73	3.13	1.88	2.98	30
14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42
13.44	(2.15)	3,092	1.67	1.67	3.23	1.74	3.16	42

40

North Carolina Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.63	$.530	$(.108)	$.422	$.522	$—	$.522
2005	13.53	.522	(.173)	.349	.528	.051	.579
2006	13.30	.512	.035	.547	.506	.071	.577
2007	13.27	.504	(.131)	.373	.504	.019	.523
2008	13.12	.511	(.601)	(.090)	.506	.004	.510
CLASS B
2004	$13.63	$.429	$(.103)	$.326	$.426	$—	$.426
2005	13.53	.422	(.179)	.243	.432	.051	.483
2006	13.29	.411	.039	.450	.409	.071	.480
2007	13.26	.410	(.133)	.277	.408	.019	.427
2008	13.11	.421	(.597)	(.176)	.410	.004	.414

*	Calculated without sales charges.

†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.

††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

41

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thousands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.53	3.18	$21,430.75		.76	3.94	1.20	3.49	59
13.30	2.62	22,561.75		.77	3.88	1.20	3.43	22
13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20
12.52	(.67)	22,817.75		.76	4.00	1.09	3.67	46
CLASS B
$13.53	2.45	$4,375	1.50	1.51	3.19	1.95	2.74	59
13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20
12.52	(1.34)	2,255	1.45	1.46	3.30	1.79	2.97	46

42

Virginia Fund

Per Share Data
	Net Asset Value at Beginning of Year	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions
CLASS A
2004	$13.52	$.538	$(.173)	$.365	$.541	$.004	$.545
2005	13.34	.505	(.199)	.306	.518	.068	.586
2006	13.06	.495	.009	.504	.492	.102	.594
2007	12.97	.483	(.151)	.332	.488	.054	.542
2008	12.76	.482	(.575)	(.093)	.475	.002	.477
CLASS B
2004	$13.48	$.436	$(.177)	$.259	$.445	$.004	$.449
2005	13.29	.402	(.191)	.211	.413	.068	.481
2006	13.02	.395	.013	.408	.386	.102	.488
2007	12.94	.393	(.154)	.239	.395	.054	.449
2008	12.73	.394	(.569)	(.175)	.383	.002	.385

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser and/or the transfer agent.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

43

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in thousands)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)

CLASS A
$13.34	2.78	$35,941.90		.90	4.02	1.17	3.75	23
13.06	2.33	31,281.90		.91	3.81	1.20	3.51	23
12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40
12.19	(.72)	29,464.90		.91	3.87	1.09	3.69	53
CLASS B
$13.29	1.98	$2,392	1.65	1.65	3.27	1.92	3.00	23
13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40
12.17	(1.37)	1,386	1.60	1.61	3.17	1.79	2.99	53

44

SINGLE STATE TAX EXEMPT FUNDS

Connecticut Fund

Massachusetts Fund

New Jersey Fund

New York Insured Fund

North Carolina Fund

Virginia Fund

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

To obtain free copies of the Reports and SAI or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza I
Edison, NJ 08837-3620
Telephone: 1-800-423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password.

You can review and copy Fund documents (including the Reports and SAI) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File No. 811-03690)

FIRST INVESTORS TAX EXEMPT FUNDS

INSURED TAX EXEMPT FUND INSURED TAX EXEMPT FUND II CALIFORNIA INSURED TAX EXEMPT FUND CONNECTICUT TAX EXEMPT FUND MASSACHUSETTS TAX EXEMPT FUND MICHIGAN TAX EXEMPT FUND MINNESOTA TAX EXEMPT FUND	NEW JERSEY TAX EXEMPT FUND NEW YORK INSURED TAX EXEMPT FUND NORTH CAROLINA TAX EXEMPT FUND OHIO TAX EXEMPT FUND OREGON TAX EXEMPT FUND PENNSYLVANIA TAX EXEMPT FUND VIRGINIA TAX EXEMPT FUND

110 Wall Street
New York, New York 10005
(800) 423-4026

Statement of Additional Information
dated May 1, 2009
Supplemented as of May 26, 2009

This is a Statement of Additional Information ("SAI") for Insured Tax Exempt Fund, Insured Tax Exempt Fund II, California Insured Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Insured Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund, each of which is a series of First Investors Tax Exempt Funds (the “Trust”). Each series is referred to herein as a “Fund,” or collectively the “Funds.”

This SAI is not a prospectus and it should be read in conjunction with each Fund’s prospectus dated May 1, 2009. The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference. These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above or by visiting our website at www.firstinvestors.com.

This SAI is divided into two parts – Part I and Part II. Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to the Funds in the First Investors Family of Funds.

Statement of Additional Information Part I
dated May 1, 2009
Supplemented as of May 26, 2009

Part I – Table of Contents

History and Classification of the Funds	3
Investment Strategies, Policies and Risks	3
Insurance	3
Portfolio Turnover	4
Management of the Funds	5
Investment Advisory Services and Fees	9
Portfolio Managers	11
Underwriter and Dealers	15
Distribution Plans	17
Allocation of Portfolio Brokerage	19
Additional Information Concerning Purchases, Redemptions, Pricing and Shareholder Services	19
Taxes	19
Beneficial Ownership Information	19
Financial Statements	26
APPENDIX A – Investment Strategies Used by the First Investors Tax Exempt Funds	A-1
APPENDIX B – Investment Policies of the First Investors Tax Exempt Funds	B-1

History and Classification of THE Funds

The Trust is an open-end management investment company commonly referred to as a mutual fund. It was organized as a Delaware statutory trust on August 17, 2005. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund is diversified. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board of Trustees (“Board” or “Trustees”) and a Class may have exclusive voting rights with respect to matters affecting only that Class.

On April 28, 2006, each Fund acquired all of the assets of a predecessor fund through a reorganization. Since each Fund’s objective(s) and policies are similar in all material aspects to those of the predecessor fund and since each Fund has the same investment adviser, each Fund has adopted the performance and financial history of the predecessor fund. Consequently, certain information included in the Fund’s prospectus and in this SAI, that is as of a date prior to the date of the Fund’s prospectus and this SAI, represents information of the predecessor fund. On August 10, 2007, the Insured Intermediate Tax Exempt Fund and Florida Insured Tax Exempt Fund reorganized into the Insured Tax Exempt Fund.

The Trust is not required to hold annual shareholder meetings unless required by law. If requested in writing to do so by the holders of at least 10% of a Fund’s or Class’ outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which vote is deemed by the Trustees or the President to be necessary or desirable.

Investment Strategies, Policies and Risks

Each Fund’s objective(s), principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to Part I of this SAI. Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to Part I of this SAI. Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks.

Insurance

The Insured Tax Exempt, Insured Tax Exempt II, California Insured Tax Exempt and New York Insured Tax Exempt Funds generally invest in municipal securities that are insured as to their scheduled payments of principal and interest by an independent insurance company that is rated, at the time that a security is purchased, as investment grade by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or any other nationally recognized statistical rating organization. The insurance can be provided either (1) under an insurance policy obtained subsequent to a municipal security’s original issue (a “Secondary Market Insurance Policy”) or (2) under an insurance policy obtained by the issuer or underwriter of such municipal security at the time of original issuance (a “New Issue Insurance Policy”). In general, the non-insured securities held by each Fund are limited to municipal securities that are rated as investment grade or, if unrated, are determined by the Fund’s Adviser to be of investment grade quality.

Portfolio Turnover

The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended December 31, 2007 and 2008. Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

Portfolio Turnover Rates
Fund	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008
Insured Tax Exempt Fund	38%	50%
Insured Tax Exempt Fund II	118%	146%
California Insured Tax Exempt Fund	49%	65%
Connecticut Tax Exempt Fund	27%	55%
Massachusetts Tax Exempt Fund	40%	39%
Michigan Tax Exempt Fund	26%	31%
Minnesota Tax Exempt Fund	47%	25%
New Jersey Tax Exempt Fund	37%	37%
New York Insured Tax Exempt Fund	42%	42%
North Carolina Tax Exempt Fund	20%	46%
Ohio Tax Exempt Fund	59%	46%
Oregon Tax Exempt Fund	29%	44%
Pennsylvania Tax Exempt Fund	40%	55%
Virginia Tax Exempt Fund	40%	53%

Management of the Funds

The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. (“FIMCO” or “Adviser”), and one common Board. Part II of the SAI contains additional information concerning FIMCO, the responsibilities of the Board, any standing committees of the Board and the Code of Ethics that has been adopted by the Board.

Set forth below is information about the Trustees and certain Officers of the Funds. The information concerning each Trustee’s and Officer’s positions with the Funds and length of service includes positions and length of service with the predecessors of the Funds that were reorganized with and into the Funds on April 28, 2006. Thus, for example, if a Trustee was a Trustee or Director of the predecessor Fund since January 1, 1999, the information will state “Trustee since 1/1/1999.”

The address of each Trustee and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, NY 10005.

Trustees and Officers

INDEPENDENT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Charles R. Barton, III 3/1/1965	Trustee since 1/1/2006	Chief Operating Officer (since 2007) and Trustee of the Barton Group, LLC (garnet mining and industrial abrasives) since 1989; President of Noe Pierson Corporation (land holding, management service provider) since 2000.	39	None
Stefan L. Geiringer 11/13/1934	Trustee since 1/1/2006	Co-Founder and Senior Vice President of Real Time Energy Solutions, Inc. since 2005; Founder/Owner of SLG, Inc. (energy consulting) since 2005; Senior Vice President of Pepco Energy Services (Northeast Division) from 2003-2006; Founder/Owner and President of North Atlantic Utilities, Inc. from 1987-2003.	39	None
Robert M. Grohol 1/16/1932	Trustee since 6/30/2000	None/Retired.	39	None
Arthur M. Scutro, Jr. 11/9/1941	Trustee since 1/1/2006	None/Retired.	39	None

INDEPENDENT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
James M. Srygley 10/17/1932	Trustee since 1/19/1995	Retired; Owner of Hampton Properties, Inc. (real property management and investments).	39	None
Robert F. Wentworth 7/5/1929	Chairman since 1/1/09 and Trustee since 10/15/1992	None/Retired.	39	None

INTERESTED TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Kathryn S. Head** 12/31/1955	Trustee since 3/17/1994 and President since 2001	Chairman, President and Director of First Investors Consolidated Corporation, First Investors Management Company, Inc., Administrative Data Management Corp., First Investors Resources, Inc., First Investors Leverage Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation and First Investors Credit Funding Corporation; and Chairman and Director of First Investors Corporation; First Investors Federal Savings Bank, First Investors Life Insurance Company, First Investors Credit Corporation and First Investors Realty Company, Inc.	39	None

* Each Trustee serves for an indefinite term until his or her successor is elected and duly qualified, or until his or her death, resignation or removal as provided in the Trust’s organizational documents or by statute.

** Ms. Head is an interested Trustee because (a) she is an indirect owner of more than 5% of the voting stock of the Adviser and principal underwriter of the Funds, and (b) she is an officer, director and employee of the Adviser and principal underwriter of the Funds.

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Joseph I. Benedek 8/2/1957	Treasurer since 1988	Treasurer and Principal Accounting Officer of First Investors Management Company, Inc.
Ruta M. Carroll 2/10/1962	Secretary since 2007	Assistant Counsel of First Investors Management Company, Inc.
Larry R. Lavoie 9/12/1947	Chief Compliance Officer, 8/20/04 to 6/2/08 and since 6/19/08	General Counsel of First Investors Corporation and various affiliates. Director of First Investors Corporation and various affiliates.
* Officers are elected and appointed by the Board for one-year terms.

Trustee Ownership of First Investors Funds
As of December 31, 2008

INDEPENDENT tRUSTEES
Trustee	Funds covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Charles R. Barton, III	None	None	$50,001-$100,000
Stefan L. Geiringer	None	None	$50,001-$100,000
Robert M. Grohol	None	None	over $100,000
Arthur M. Scutro, Jr.	Insured Tax Exempt Fund	$10,001-$50,000	$50,001-$100,000
James M. Srygley	Insured Tax Exempt Fund II	over $100,000	over $100,000
Robert F. Wentworth	Insured Tax Exempt Fund II	$10,001 - $50,000	$50,001 - $100,000

interested tRUSTEES
Trustee	Funds covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Kathryn S. Head	Insured Tax Exempt Fund	$50,001 - $100,000	over $100,000
	Insured Tax Exempt Fund II	over $100,000
	New Jersey Tax Exempt Fund	over $100,000

† The First Investors Family of Funds consists of 4 registered investment companies with 39 Series funds.

As of April 6, 2009, the Trustees and officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

Compensation of Trustees

The following table lists compensation paid to the Trustees by the Trust for the fiscal year ended December 31, 2008.

Trustee	Aggregate Compensation From Tax Exempt Funds	Total Compensation From First Investors Funds Complex Paid to Trustees†
Kathryn S. Head[1]	$0	$0
Charles R. Barton, III	$12,752	$62,200
Stefan L. Geiringer	$12,547	$61,200
Robert M. Grohol	$12,752	$62,200
Arthur M. Scutro, Jr.	$13,162	$64,200
James M. Srygley	$14,085	$68,700
Robert F. Wentworth	$12,547	$61,200
1. Compensation to officers and interested Trustees of the Fund is paid by the Adviser.
† The First Investors Funds Complex consists of 4 registered investment companies with 39 Series funds.

No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

Investment Advisory Services And Fees

Part II of this SAI describes the terms of the Trust’s Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreement.

Set forth below are the methods for calculating the current advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid and fees waived for each Fund for the past three fiscal years. The fee is accrued daily by each Fund, covered by this SAI, based on the Fund’s net assets, and is allocated daily to each Fund’s Class A shares and Class B shares based on the net assets of that class of shares in relation to the net assets of the Fund as a whole. The fees waived reflect fee schedules that were in effect during the relevant periods shown.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee that is paid monthly according to the following schedule:

Average Daily Net Assets	Annual Rate
Up to $500 million	0.60%
In excess of $500 million up to $1.0 billion	0.58%
In excess of $1.0 billion up to $1.5 billion	0.56%
Over $1.5 billion	0.54%

The following tables reflect the advisory fees paid and advisory fees waived with respect to each Fund for the fiscal years ended December 31, 2006, December 31, 2007 and December 31, 2008.

Fiscal Year Ended 12/31/06
Fund	Advisory Fees Paid	Advisory Fees Waived
Insured Tax Exempt Fund	$4,615,414	$293,164
Insured Tax Exempt Fund II	$883,986	$212,064
California Insured Tax Exempt Fund	$187,406	$60,295
Connecticut Tax Exempt Fund	$250,710	$70,452
Massachusetts Tax Exempt Fund	$168,741	$82,968
Michigan Tax Exempt Fund	$208,927	$62,952
Minnesota Tax Exempt Fund	$105,732	$76,646
New Jersey Tax Exempt Fund	$416,175	$66,237
New York Insured Tax Exempt Fund	$1,100,725	$85,019
North Carolina Tax Exempt Fund	$173,089	$85,843
Ohio Tax Exempt Fund	$159,606	$84,557
Oregon Tax Exempt Fund	$211,648	$78,410
Pennsylvania Tax Exempt Fund	$299,728	$76,023
Virginia Tax Exempt Fund	$219,513	$61,470

Fiscal Year Ended 12/31/07
Fund	Advisory Fees Paid	Advisory Fees Waived
Insured Tax Exempt Fund	$4,206,821	$387,039
Insured Tax Exempt Fund II	$788,535	$95,932
California Insured Tax Exempt Fund	$167,248	$54,564
Connecticut Tax Exempt Fund	$229,522	$57,862
Massachusetts Tax Exempt Fund	$157,537	$82,631
Michigan Tax Exempt Fund	$183,378	$54,567
Minnesota Tax Exempt Fund	$100,418	$74,572
New Jersey Tax Exempt Fund	$344,535	$63,025
New York Insured Tax Exempt Fund	$956,327	$95,412
North Carolina Tax Exempt Fund	$157,526	$81,428
Ohio Tax Exempt Fund	$145,071	$75,080
Oregon Tax Exempt Fund	$209,348	$57,532
Pennsylvania Tax Exempt Fund	$266,461	$69,512
Virginia Tax Exempt Fund	$199,430	$57,258

Fiscal Year Ended 12/31/08
Fund	Advisory Fees Paid	Advisory Fees Waived
Insured Tax Exempt Fund	$4,190,805	$452,656
Insured Tax Exempt Fund II	$778,849	$90,866
California Insured Tax Exempt Fund	$161,691	$59,593
Connecticut Tax Exempt Fund	$225,917	$64,216
Massachusetts Tax Exempt Fund	$151,869	$88,274
Michigan Tax Exempt Fund	$177,756	$58,665
Minnesota Tax Exempt Fund	$109,617	$77,972
New Jersey Tax Exempt Fund	$318,005	$67,058
New York Insured Tax Exempt Fund	$884,721	$103,217
North Carolina Tax Exempt Fund	$152,925	$82,905
Ohio Tax Exempt Fund	$142,550	$80,005
Oregon Tax Exempt Fund	$221,970	$66,478
Pennsylvania Tax Exempt Fund	$240,164	$69,945
Virginia Tax Exempt Fund	$201,712	$62,232

PORTFOLIO MANAGERS

     The following provides certain information for the portfolio managers of the Adviser who have responsibility for the daily management of the Funds.

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2008
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Clark D. Wagner: Insured Tax Exempt Fund Insured Tax Exempt Fund II California Insured Tax Exempt Fund Connecticut Tax Exempt Fund Massachusetts Tax Exempt Fund Michigan Tax Exempt Fund Minnesota Tax Exempt Fund New Jersey Tax Exempt Fund New York Insured Tax Exempt Fund North Carolina Tax Exempt Fund Ohio Tax Exempt Fund Oregon Tax Exempt Fund Pennsylvania Tax Exempt Fund Virginia Tax Exempt Fund	Other Registered Investment Companies	7	$929.6	0	$0
	Other Pooled Investment Vehicles	1	$16.9	0	$0
	Other Accounts	2	$282.3	0	$0

B.   Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended December 31, 2008

Mr. Wagner manages each of the Funds covered by this SAI in addition to other First Investors mutual funds that are not covered by this SAI. In many cases, the First Investors Funds that are managed by Mr. Wagner are managed similarly, except to the extent required by differences in cash flow, investment policy, or law. Moreover, Mr. Wagner also participates in the day-to-day management of First Investors’ profit sharing plan, the general account of our life insurance company affiliate and FIMCO’s own investment account. Portions of these non-fund accounts may be managed similarly to one or more of the Funds covered by this SAI.

The side-by-side management of two or more First Investors Funds or non-fund accounts presents a variety of potential conflicts of interest. For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of a hot initial public offering (“IPO”) or new bond offering) to cover the needs of all of the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security. Similar potential conflicts could arise when two or more Fund or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time. Finally, a portfolio manager may want to sell a security that is held by a Fund or non-fund account and at the same time buy the same security for another one of his accounts. This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.

FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each Fund and non-fund account is treated fairly. For example, FIMCO has adopted policies for bunching and allocating trades when two or more Funds or non-fund accounts wish to buy or sell the same security at the same time. These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that orders are executed in stages. FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of Funds and the non-fund accounts, and internal crosses between FIMCO-managed accounts that are effected under Rule 17a-7 of the Investment Company Act. FIMCO’s Investment Compliance Manager also conducts reviews of trading activity to monitor for compliance with these policies and procedures. FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.

C.   Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2008

Mr. Wagner, the portfolio manager of each Fund covered by this sai, receives a salary. He also receives a bonus for each Fund if the Fund’s performance ranks in the middle quintile or higher of the funds in its selected Lipper Peer Group as of the end of the calendar year. The rate of the bonus (in basis points) increases in steps as the Fund’s performance ranking increases within the Fund’s selected Lipper Peer Group. A portion of the bonus is dependent on other performance factors, including the portfolio manager’s compliance record. The amount of the bonus is computed by multiplying the applicable bonus rate by the average net management fee received by FIMCO for managing the Fund during the year. All bonuses are paid as follows: one-third of the bonus is paid within the first quarter of the following year. The remaining amount is invested in the Fund and then paid in two installments over the next two years. In the case of each bonus installment, Mr. Wagner must remain actively employed by FIMCO and also be in good standing with FIMCO until each installment is paid; otherwise the installment is forfeited. He is also entitled to participate on the same basis as other employees in the profit sharing and deferred bonus plans that are offered by FIMCO’s parent company. The amount that is contributed to these plans is determined in the sole discretion of the parent company based upon the overall profitability of FIMCO and its affiliates from all lines of business. The profitability of FIMCO is an important factor in determining the amount of this contribution.

The following table shows each Fund’s Lipper Peer Group for purposes of determining each portfolio manager’s potential bonus for the fiscal year ended December 31, 2008.

Fund	Peer Group
Insured Tax Exempt Fund	Insured Municipal Debt
Insured Tax Exempt Fund II	Insured Municipal Debt
California Insured Tax Exempt Fund	Single State Insured Municipal Debt
Connecticut Tax Exempt Fund	Single State Insured Municipal Debt
Massachusetts Tax Exempt Fund	Single State Insured Municipal Debt
Michigan Tax Exempt Fund	Single State Insured Municipal Debt
Minnesota Tax Exempt Fund	Single State Insured Municipal Debt
New Jersey Tax Exempt Fund	Single State Insured Municipal Debt
New York Insured Tax Exempt Fund	Single State Insured Municipal Debt
North Carolina Tax Exempt Fund	Single State Insured Municipal Debt
Ohio Tax Exempt Fund	Single State Insured Municipal Debt
Oregon Tax Exempt Fund	Single State Insured Municipal Debt
Pennsylvania Tax Exempt Fund	Single State Insured Municipal Debt
Virginia Tax Exempt Fund	Single State Insured Municipal Debt

In addition to managing the Funds covered by this SAI and other First Investor Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the company’s own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the company’s proprietary accounts”). Mr. Wagner does not receive any compensation (apart from his normal FIMCO salary and entitlement to participate on the same basis as other employees in the company’s profit sharing and deferred bonus plans) for managing the investments of the proprietary accounts. Nor does he receive any form of bonus for assisting in the management of the proprietary accounts. Although Mr. Wagner does not receive any compensation or bonus for managing the company’s proprietary accounts, as discussed above, he is a participant in the company’s profit sharing and deferred bonus plans. Moreover, the proprietary accounts invest in assets that are eligible investments for the Funds that Mr. Wagner manages or oversees in his capacity as Director of Fixed Income. Thus, in theory, he could have an economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold. FIMCO monitors trading in the proprietary accounts to address such potential conflicts.

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2008
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership* (dollars)
Clark D. Wagner	Insured Tax Exempt Fund	$10,001 - $50,000
	Insured Tax Exempt Fund II	None
	California Insured Tax Exempt Fund	None
	Connecticut Tax Exempt Fund	None
	Massachusetts Tax Exempt Fund	None
	Michigan Tax Exempt Fund	None
	Minnesota Tax Exempt Fund	None
	New Jersey Tax Exempt Fund	$10,001 - $50,000
	New York Insured Tax Exempt Fund	None
	North Carolina Tax Exempt Fund	None
	Ohio Tax Exempt Fund	None
	Oregon Tax Exempt Fund	None
	Pennsylvania Tax Exempt Fund	None
	Virginia Tax Exempt Fund	None

* The amounts shown do not include any deferred bonuses earned by a FIMCO Portfolio Manager that may have been invested in the Fund that he manages as further described under section “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended December 31, 2008.”

Underwriter and Dealers

Part II of this SAI describes the Underwriting Agreement of each Fund that has an underwriting agreement with First Investors Corporation (“FIC”), the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

The following tables list the underwriting fees paid to FIC during the fiscal years ended December 31, 2006, 2007 and 2008.

Fiscal Year December 31, 2006
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Insured Tax Exempt Fund	$183,982	$1,324	N/A	N/A
Insured Tax Exempt Fund II	$154,514	$3,300	N/A	N/A
California Insured Tax Exempt Fund	$86,456	$12,479	N/A	N/A
Connecticut Tax Exempt Fund	$99,895	$4,949	N/A	N/A
Massachusetts Tax Exempt Fund	$74,538	$13,574	N/A	N/A
Michigan Tax Exempt Fund	$37,420	$811	N/A	N/A
Minnesota Tax Exempt Fund	$33,917	$2,621	N/A	N/A
New Jersey Tax Exempt Fund	$143,838	$16,521	N/A	N/A
New York Insured Tax Exempt Fund	$304,966	$15,314	N/A	N/A
North Carolina Tax Exempt Fund	$25,353	$10,142	N/A	N/A
Ohio Tax Exempt Fund	$49,462	$9,668	N/A	N/A
Oregon Tax Exempt Fund	$164,713	$4,581	N/A	N/A
Pennsylvania Tax Exempt Fund	$64,443	$4,923	N/A	N/A
Virginia Tax Exempt Fund	$90,216	$7,922	N/A	N/A

Fiscal Year Ended December 31, 2007
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Insured Tax Exempt Fund	$231,685	$488	N/A	N/A
Insured Tax Exempt Fund II	$122,641	$39,757	N/A	N/A
California Insured Tax Exempt Fund	$123,576	$8,828	N/A	N/A
Connecticut Tax Exempt Fund	$86,468	$9,093	N/A	N/A
Massachusetts Tax Exempt Fund	$97,850	$3,821	N/A	N/A
Michigan Tax Exempt Fund	$60,894	$1,241	N/A	N/A
Minnesota Tax Exempt Fund	$32,829	$679	N/A	N/A
New Jersey Tax Exempt Fund	$107,138	$8,278	N/A	N/A
New York Insured Tax Exempt Fund	$317,189	$8,195	N/A	N/A
North Carolina Tax Exempt Fund	$25,023	$9,983	N/A	N/A
Ohio Tax Exempt Fund	$37,679	$11,856	N/A	N/A
Oregon Tax Exempt Fund	$163,105	$1,978	N/A	N/A
Pennsylvania Tax Exempt Fund	$41,390	$9,934	N/A	N/A
Virginia Tax Exempt Fund	$87,918	$116	N/A	N/A

Fiscal Year Ended December 31, 2008
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Insured Tax Exempt Fund	$669,559	$15,028	N/A	N/A
Insured Tax Exempt Fund II	$701,525	$9,294	N/A	N/A
California Insured Tax Exempt Fund	$167,196	$2,784	N/A	N/A
Connecticut Tax Exempt Fund	$81,558	$2,854	N/A	N/A
Massachusetts Tax Exempt Fund	$89,089	$327	N/A	N/A
Michigan Tax Exempt Fund	$73,154	$0	N/A	N/A
Minnesota Tax Exempt Fund	$70,772	$2,663	N/A	N/A
New Jersey Tax Exempt Fund	$123,392	$7,327	N/A	N/A
New York Insured Tax Exempt Fund	$288,673	$8,332	N/A	N/A
North Carolina Tax Exempt Fund	$42,641	$2,255	N/A	N/A
Ohio Tax Exempt Fund	$63,385	$6,167	N/A	N/A
Oregon Tax Exempt Fund	$205,119	$3,970	N/A	N/A
Pennsylvania Tax Exempt Fund	$47,074	$3,593	N/A	N/A
Virginia Tax Exempt Fund	$113,446	$1,001	N/A	N/A

* As shown in a separate chart, FIC may receive distribution fees (i.e., Rule 12b-1) from each Fund covered by this SAI.

Distribution Plans

Part II of this SAI describes the distribution plans of those Funds that have adopted such plans. For the fiscal year ended December 31, 2008, the Funds paid the following in fees pursuant to their plans:

Class A
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Insured Tax Exempt Fund	$1,309,314	$37,603	$747,189	$2,094,106
Insured Tax Exempt Fund II	$134,892	$88,836	$136,561	$360,289
California Insured Tax Exempt Fund	$34,538	$12,743	$30,194	$77,475
Connecticut Tax Exempt Fund	$48,109	$13,167	$45,507	$106,783
Massachusetts Tax Exempt Fund	$35,469	$5,328	$30,414	$71,211
Michigan Tax Exempt Fund	$42,380	$17,813	$23,641	$83,834
Minnesota Tax Exempt Fund	$27,543	$4,693	$21,422	$53,658
New Jersey Tax Exempt Fund	$74,063	$11,184	$63,365	$148,612
New York Insured Tax Exempt Fund	$232,091	$11,673	$187,076	$430,840
North Carolina Tax Exempt Fund	$30,021	$15,687	$22,565	$68,273
Ohio Tax Exempt Fund	$27,586	$10,217	$27,539	$65,342
Oregon Tax Exempt Fund	$42,367	$6,830	$56,394	$105,591
Pennsylvania Tax Exempt Fund	$55,897	$27,797	$30,036	$113,730
Virginia Tax Exempt Fund	$43,005	$5,094	$48,566	$96,665

Class B
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Insured Tax Exempt Fund	$51,768	$6,894	$14,097	$72,759
Insured Tax Exempt Fund II	$70,041	$9,325	$17,752	$97,118
California Insured Tax Exempt Fund	$9,239	$1,373	$623	$11,235
Connecticut Tax Exempt Fund	$11,319	$4,328	$4,938	$20,585
Massachusetts Tax Exempt Fund	$10,904	$1,893	$2,950	$15,747
Michigan Tax Exempt Fund	$6,833	$8,174	$1,805	$16,812
Minnesota Tax Exempt Fund	$3,267	$209	$358	$3,834
New Jersey Tax Exempt Fund	$26,596	$1,505	$6,535	$34,636
New York Insured Tax Exempt Fund	$30,821	$984	$6,597	$38,402
North Carolina Tax Exempt Fund	$21,454	$5,746	$99	$27,299
Ohio Tax Exempt Fund	$15,830	$3,285	$661	$19,776
Oregon Tax Exempt Fund	$6,623	$649	$10,710	$17,982
Pennsylvania Tax Exempt Fund	$14,531	$1,669	$4,974	$21,174
Virginia Tax Exempt Fund	$11,084	$575	$2,311	$13,970

Allocation of Portfolio Brokerage

Part II of this SAI describes the brokerage allocation policies of the First Investors Funds. The Funds did not pay brokerage commissions for the last three fiscal years.

Additional information concerning Purchases, Redemptions, PRICING and shareholder services

Additional information concerning purchases, redemptions, pricing and shareholder services is set forth in SAI Part II. This information generally does not repeat information already discussed in the applicable prospectus. Additional information concerning the determination of net asset value is also set forth in Part II of this SAI.

Taxes

     Information concerning tax laws applicable to the Funds is set forth in Part II of this SAI.

Beneficial Ownership Information

As of April 6, 2009 the following shareholders owned of record or beneficially owned 5% or more of the outstanding Class A shares of each of the Funds listed below.

Fund	% of Shares	Shareholder
Connecticut Fund	6.3	Esther C. Fleischman 135 Judwin Avenue New Haven, CT 06515
	5.3	Pershing Division of Donaldson, Lufkin & Jenrette Securities, Corp. One Pershing Plaza Jersey City, NJ 07399
Minnesota Fund	6.0	Donald J. Kiel 604 Marie Lane North Mankato, MN 56003
	11.0	Robert Pfotenhauer and Jeanette Pfotenhauer 4160 Trillium Lane E Mound, MN 55364
North Carolina Fund	18.7	National Financial Services Corp. 200 Liberty Street One World Financial Center New York, NY 10281

	10.6	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
Ohio Fund	6.0	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
	8.1	Stifel Nicolaus & Company, Inc. 501 North Broadway St. Louis, MO 63102
Pennsylvania Fund	6.2	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
Virginia Fund	5.0	Edward Morris Ciejek and Nancy Hubbard Ciejek 1963 Boyer Road Powhatan, VA 23139

As of April 6, 2009, the following owned of record or beneficially owned 5% or more of the outstanding Class B shares of each of the Funds listed below:

Fund	% of Shares	Shareholder
Insured Tax Exempt Fund II	20.6	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
California Insured Fund	10.2	Honey G. Metowski 10 Simpaug Turnpike Redding, CT 06896
	5.2	Adolphus R. & Carolyn F. Benjamin Trust 5239 Coach Drive Richmond, CA 94803
	6.5	The Mary Anne Lyles Trust 331 N. Jefferson Avenue Fullerton, CA 92832
	46.5	Citigroup Global Markets, Inc. 333 West 34th Street-3rd Floor New York, NY 10001
Connecticut Fund	5.3	Florence Brown 439 Hall Hill Road Somers, CT 06071
	10.5	Linsco/Private Ledger Corp. P.O. Box 509026 San Diego, CA 92150-2926
	5.7	Bernice K. Woodbury 161 Blue Ridge Drive Manchester, CT 06040
	5.5	Oppenheimer & Co. 125 Broad Street-16th Floor New York, NY 10005
	5.9	Raymond James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733-2749

Massachusetts Fund	5.5	Edmond J. Boucher and Cynthia J. Boucher 4 Jolly Road Athol, MA 01331
	6.4	Donna M. Smith and Dennis Smith 116 Prescott Street West Boylston, MA 01583
	8.6	Yvonne E. Boyle 264 Bunker Hill Street Charlestown, MA 02129
	10.1	William Destefano and Elodie Destefano 10 Green Lane Rehoboth, MA 02769
	5.4	UBS Financial Services, Inc. 1000 Harbour Boulevard-7th Floor Weehawken, NJ 07086
Michigan Fund	6.2	Raymond James & Associates, Inc. 880 Carillon Parkway P.O. Box 12749 St. Petersburg, FL 33733-2749
	14.1	Robert W Baird & Co. Inc. 777 East Wisconsin Avenue Milwaukee, WI 53202-5302
	6.2	Catherine J. Pampalona Living Trust 41528 Redmond Court Clinton TWP, MI 48038
	8.6	Ruth M. Heyn 707 Princeton Ann Arbor, MI 48103
	6.1	Gerald W. Kinney 3849 W. Rose City Road West Branch, MI 48661
	15.3	Oppenheimer & Co. 125 Broad Street-16th Floor New York, NY 10005

Minnesota Fund	20.5	Catherine M. Marien 1079 Colette Place Saint Paul, MN 55116
	32.5	Harold J. Mareck and Yolanda L. Mareck 1600 St. Clair Avenue Saint Paul, MN 55105
	14.8	Citigroup Global Markets, Inc. 333 West 34th Street-3rd Floor New York, NY 10001
	9.5	Roger A. Schutz 5142 15th Street SE Rochester, MN 55904
	5.3	Tom Yager c/o Alexandria Hearing Center 3015 Highway 29, Suite 4055 Alexandria, MN 56308
New Jersey Fund	6.5	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
	9.0	J.P. Morgan Clearing Corp 1 Metrotech Center North Brooklyn, NY 11201-3859
New York Insured Fund	7.4	Jack Rubin 26 Amy Court North Woodmere, NY 11581
	5.4	Ruth Herron Smalt 44 Oakwood Avenue Rye, NY 10580
North Carolina Fund	10.1	Citigroup Global Markets, Inc. 338 Greenwich Street New York, NY 10013
	24.5	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060

Ohio Fund	7.7	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060
	49.3	Citigroup Global Markets, Inc. 388 Greenwich Street New York, NY 10013
	13.4	National Financial Services, Corp. 200 Liberty Street One World Financial Center New York, NY 10281
Oregon Fund	5.3	Antone G. Vandehey 8575 NW Roy Road Cornelius, OR 97113
	5.0	Ruth Ann Simmonds 5477 Basin View Drive Klamath Falls, OR 97603
	8.2	Heidi W. Dupuis 4784 Happy Drive NE Salem, OR 97305
Pennsylvania Fund	9.5	Richard J. Seifert 1851 Funston Avenue Penn Hills, PA 15235
	5.0	F. Russell Ferrante and Rachelle D. Ferrante 1305 New Virginia Road Downingtown, PA 19335
	5.0	Janney Montgomery Scott, LLC 1801 Market Street Philadelphia, PA 19103
	5.5	Margaret D. Pociask and Louis S. Pociask 123 Lynch Street Olyphant, PA 18847
	10.9	First Clearing, LLC 10700 North Park Drive Glen Allen, VA 23060

Virginia Fund	6.5	Janet S. Posey 4611 N. Bailey Bridge Road Midlothian, VA 23112
	6.6	John P. Voros and Rose M. Voros 891 Catalina Drive Newport News, VA 23608
	10.9	Marjory Greenwood 504 Beechwood Drive Williamsburg, VA 23185
	8.7	Orville I. Overboe Living Trust 1946 Huguenot Hundred Drive Midlothian, VA 23113
	11.5	Kathleen V. Waldron 2824 South Abingdon Street-Apt. 2B Arlington, VA 22206
	7.7	TD Ameritrade, Inc. 4211 S. 102nd Street Omaha, NE 68127-1031
	5.2	Robert M Turnbull 801 N. Monroe Street-Apt 330 Arlington, VA 22201

As of April 6, 2009 the following owned of record or beneficially owned 25% or more of the outstanding Class B shares of each of the Funds listed below:

Fund	% of Shares	Shareholder
California Insured Fund	46.5	Citigroup Global Markets, Inc. 333 West 34th Street – 3rd Floor New York, NY 10001

Minnesota Fund	32.5	Harold J. Mareck and Yolanda L. Mareck 1600 St. Clair Avenue Saint Paul, MN 55105
Ohio Fund	49.3	Citigroup Global Markets, Inc. 388 Greenwich Street New York, NY 10013

Financial Statements

The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended December 31, 2008.

APPENDIX A

Investment Strategies Used by the First Investors Tax Exempt Funds

The investment strategies used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (✓) mark. The investment strategies that each Fund does not currently anticipate using are noted by a dash (-) mark. Each Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

✓Fund uses or currently anticipates using	— Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments	✓
Corporate Bonds and Notes	—
Convertible Debt Securities	—
High Yield Securities	—
Mortgage-Backed Securities	—
Other Asset-Backed Securities	—
Municipal Securities	✓
Syndicated Bank Loans	—
U.S. Government Securities	—
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	—
Common Stocks, Preferred Stocks, and Warrants	—
Shares of Other Investment Companies	—
Shares of Exchange Traded Funds	—
Real Estate Investment Trusts	—
Foreign Securities Exposure	—
Depository Receipts	—
Foreign Securities Traded in the U.S.	—
Foreign Securities Traded in Foreign Markets	—
Foreign Securities Traded in Emerging Markets	—
Foreign Currency	—
Derivatives	✓
Credit-Linked Securities	—
Inverse Floaters	✓
Interest Rate Swaps	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	—
Options	—
Futures	—
Repurchase Agreements	—
Temporary Borrowing	✓
Temporary Defensive Investments	✓
Securities Lending	—

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APPENDIX B

Investment Policies of the First Investors Tax Exempt Funds

The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund’s prospectus. Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.

Each Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies, which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). As defined by the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund. Non-fundamental policies may be changed by the Board of Trustees (“Board”) without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund's assets will not cause a violation of the Fund’s investment policies.

Fundamental Policies:

Each Fund may not:

(1)     Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)     Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(3)     Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(4)     Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(5)      Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6)     Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

(7)     Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on

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indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)     Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investment in other investment companies.

The Insured Tax Exempt Fund and Insured Tax Exempt Fund II, under normal circumstances, will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from federal income tax, including the federal AMT.

Each of the Single State Tax Exempt Funds, under normal circumstances, will invest at least 80% of its net assets in municipal bonds and other municipal securities that pay interest that is exempt from both federal income tax, including the federal AMT, and any applicable state income tax for individual residents of the state listed in the name of the single state Fund.

Non-Fundamental Policies:

A.     The Insured Tax Exempt, Insured Tax Exempt II, California Insured Tax Exempt and New York Insured Tax Exempt Funds have adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:

         (1)     Under normal circumstances, each Fund will invest at least 80% of its net assets in securities that are insured as to the timely payment of interest and principal by independent insurance companies that are rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (Moody’s), Standard and Poor’s Rating Services (“S&P’) and Fitch Ratings (“Fitch”). The insurance company ratings are determined at the time the securities are purchased by the Fund. Each Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

B.     Each Fund has adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:

         (1)     Each Fund will not invest more than 25% of its net assets in interest rate swaps. For purposes of calculating this 25% limitation, each Fund will use the notional amount of an interest rate swap.

          (2)     Each Fund will not invest more than 10% of its net assets in inverse floaters.

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